Quarterly Holdings Report
for
Fidelity ZERO® Extended Market Index Fund
July 31, 2026
EMT-NPRT3-0926
1.9891461.107
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	8,964	104,967
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	37,355	962,265
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	76,167	808,132
Liberty Global Ltd Class C (b)	34,699	359,482

TOTAL BELGIUM		1,167,614
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	20,138	234,608
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	15,704	5,024,966
TOTAL BERMUDA		5,259,574
CANADA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	8,965	711,552
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (b)(c)	135,547	2,450,690
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)(c)	18,377	317,738
TOTAL CANADA		3,479,980
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ACM Research Inc Class A (b)	21,078	1,653,991
indie Semiconductor Inc Class A (b)(c)	77,896	251,604

TOTAL CHINA		1,905,595
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	20,986	141,655
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	217,913	586,186
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (b)	18,529	149,900
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	13,715	238,504
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	15,435	125,332
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	5,364	529,427
TOTAL IRELAND		893,263
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	61,616	489,231
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	45,874	1,903,771
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	13,550	1,055,003
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	25,128	1,096,335
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	23,098	1,035,715
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
T1 Energy Inc (b)(c)	76,813	320,310
TOTAL NORWAY		1,356,025
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (c)	7,068	42,902
PUERTO RICO - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	20,889	170,245
Liberty Latin America Ltd Class C (b)	37,657	303,892
TOTAL COMMUNICATION SERVICES		474,137
Financials - 0.4%
Banks - 0.4%
First BanCorp/Puerto Rico	56,665	1,639,318
Ofg Bancorp	15,636	826,519
Popular Inc	23,821	4,173,678
		6,639,515
Financial Services - 0.0%
EVERTEC Inc	22,754	692,632
TOTAL FINANCIALS		7,332,147
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	15,924	336,952
TOTAL PUERTO RICO		8,143,236
SINGAPORE - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	15,703	272,290
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	19,378	1,728,518
TOTAL SINGAPORE		2,000,808
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	25,444	3,133,937
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	47,007	1,464,268
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	35,634	1,710,076
TOTAL SWITZERLAND		3,174,344
THAILAND - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	13,826	338,184
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (b)	13,234	5,762,216
TOTAL THAILAND		6,100,400
UNITED KINGDOM - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	10,324	175,818
UNITED STATES - 98.2%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.3%
Anterix Inc (b)	6,891	641,001
Atn International Inc	3,719	88,548
Bandwidth Inc Class A (b)	11,065	433,084
Cogent Communications Holdings Inc	17,969	242,582
GCI LLC Class A (b)	655	15,484
GCI LLC Class C (b)	12,442	288,281
Globalstar Inc (b)	19,029	1,586,638
IDT Corp Class B	7,553	497,441
Iridium Communications Inc	39,053	1,848,769
Lumen Technologies Inc (b)	349,401	2,229,178
Shenandoah Telecommunications Co	16,922	202,895
Uniti Group Inc (b)	66,848	649,763
		8,723,664
Entertainment - 0.9%
AMC Entertainment Holdings Inc Class A (b)	278,900	786,498
Angel Studios Inc Class A (b)	35,180	142,831
Atlanta Braves Holdings Inc Class A (b)	2,111	114,860
Atlanta Braves Holdings Inc Class C (b)	19,156	973,699
Cinemark Holdings Inc	37,852	1,385,005
CuriosityStream Inc Class A	14,251	34,771
Lionsgate Studios Corp (b)	84,304	1,119,557
Madison Square Garden Entertainment Corp Class A (b)	14,856	1,147,775
Madison Square Garden Sports Corp Class A (b)	6,626	2,608,524
Marcus Corp/The	8,143	236,961
Playtika Holding Corp	22,344	89,153
Roku Inc Class A (b)	48,458	7,026,895
Sphere Entertainment Co Class A (b)(c)	9,913	1,420,037
Starz Entertainment Corp (b)	4,694	122,138
TKO Group Holdings Inc Class A	23,258	4,228,537
Warner Music Group Corp Class A	53,927	1,399,945
		22,837,186
Interactive Media & Services - 0.9%
Angi Inc Class A (b)	12,757	72,332
Bumble Inc Class A (b)	33,605	95,774
Cargurus Inc Class A (b)	27,999	1,014,684
Cars.com Inc (b)	19,246	228,065
EverQuote Inc Class A (b)	10,100	254,722
fuboTV Inc Class A (b)(c)	11,598	102,642
Match Group Inc	86,069	3,391,979
MediaAlpha Inc Class A (b)	11,798	146,059
Nextdoor Holdings Inc Class A (b)	87,189	193,560
People Inc Class A (b)	22,932	953,283
Pinterest Inc Class A (b)	177,850	4,270,179
QuinStreet Inc (b)	20,967	324,989
Reddit Inc Class A (b)	48,225	6,783,811
RUM Group Inc Class A (b)(c)	41,595	242,915
Shutterstock Inc	9,523	51,424
Snap Inc Class A (b)	398,732	1,870,053
TripAdvisor Inc Class A (b)(c)	42,947	608,344
Trump Media & Technology Group Corp (b)(c)	59,700	588,642
Yelp Inc Class A (b)	19,223	508,064
Ziff Davis Inc (b)(c)	13,608	722,313
ZipRecruiter Inc Class A (b)	21,796	85,876
ZoomInfo Technologies Inc (b)	96,387	318,077
		22,827,787
Media - 1.0%
AMC Global Media Inc Class A (b)	12,021	134,635
Boston Omaha Corp (b)	7,862	111,483
Cable One Inc (b)	1,750	69,983
Clear Channel Outdoor Holdings Inc (b)	116,476	281,872
DoubleVerify Holdings Inc (b)	47,105	529,931
EW Scripps Co/The Class A (b)	26,798	75,302
Gray Media Inc	31,249	126,246
Ibotta Inc Class A (b)	4,320	103,680
iHeartMedia Inc Class A (b)	45,182	162,203
John Wiley & Sons Inc Class A	14,505	757,161
Liberty Broadband Corp Class A (b)	7,167	244,108
Liberty Broadband Corp Class C (b)	42,484	1,446,155
Magnite Inc (b)	52,685	1,016,821
MNTN Inc Class A (b)	6,808	62,770
National CineMedia Inc	33,868	135,811
New York Times Co/The Class A	59,483	4,454,682
News Corp Class A	130,337	3,592,089
News Corp Class B	48,363	1,512,311
Nexstar Media Group Inc	10,604	2,020,380
NIQ Global Intelligence Plc (b)(c)	18,559	207,304
Optimum Communications Inc Class A (b)	100,679	76,738
Paramount Skydance Corp Class B (c)	116,796	929,696
PubMatic Inc Class A (b)	13,198	166,295
Scholastic Corp	6,116	248,615
Sinclair Inc Class A	15,515	213,176
Sirius XM Holdings Inc (c)	69,583	2,061,048
Stagwell Inc Class A (b)(c)	39,425	333,141
TechTarget Inc (b)(c)	9,907	44,482
Trade Desk Inc (The) Class A (b)	157,670	2,844,367
USA TODAY Co Inc (b)	46,287	402,234
Versant Media Group Inc Class A	52,063	1,873,747
		26,238,466
Wireless Telecommunication Services - 0.0%
Array Digital Infrastructure Inc (c)	5,191	180,854
Gogo Inc (b)	30,507	127,519
Spok Holdings Inc	9,244	100,760
Telephone and Data Systems Inc	35,675	1,197,967
		1,607,100
TOTAL COMMUNICATION SERVICES		82,234,203
Consumer Discretionary - 10.7%
Automobile Components - 0.8%
Adient PLC (b)	29,074	611,717
BorgWarner Inc	75,698	4,824,991
Cooper-Standard Holdings Inc (b)	6,631	195,416
Dana Inc	40,106	1,080,055
Dauch Corp (b)	87,954	496,940
Dorman Products Inc (b)	10,034	1,336,127
Fox Factory Holding Corp (b)	15,450	278,100
Gentex Corp	78,608	1,836,283
Gentherm Inc (b)	11,321	459,406
Goodyear Tire & Rubber Co/The (b)	105,936	736,255
Holley Inc Class A (b)	19,594	52,315
Kodiak AI Inc (b)(c)	39,480	171,738
LCI Industries	8,997	920,933
Lear Corp	18,486	2,415,011
Motorcar Parts of America Inc (b)	6,902	92,486
Patrick Industries Inc (c)	12,103	999,103
Phinia Inc	13,637	1,003,547
QuantumScape Corp Class A (b)(c)	177,058	924,243
Solid Power Inc (b)(c)	72,093	148,512
Standard Motor Products Inc	7,881	301,291
Stoneridge Inc (b)	10,043	69,396
Strattec Security Corp (b)	1,584	139,218
Versigent PLC	26,158	1,081,633
Visteon Corp	9,829	1,027,524
XPEL Inc (b)(e)	9,232	409,624
		21,611,864
Automobiles - 0.3%
Harley-Davidson Inc (c)	38,936	955,489
Lucid Group Inc (b)(c)	68,760	507,449
Rivian Automotive Inc Class A (b)(c)	310,667	4,728,352
Thor Industries Inc	19,410	1,455,168
Winnebago Industries Inc	10,515	318,394
		7,964,852
Broadline Retail - 0.3%
Dillard's Inc Class A	1,117	657,176
Etsy Inc (b)	35,027	2,861,005
Groupon Inc (b)(c)	9,964	274,807
Kohl's Corp	41,588	795,994
Macy's Inc	97,458	2,418,908
Ollie's Bargain Outlet Holdings Inc (b)	22,322	1,639,997
Savers Value Village Inc (b)(c)	13,534	138,859
		8,786,746
Distributors - 0.1%
GigaCloud Technology Inc Class A (b)	9,810	429,089
Gold.com Inc	7,589	313,881
LKQ Corp	94,367	2,118,539
Pool Corp	11,821	2,195,279
		5,056,788
Diversified Consumer Services - 1.1%
ADT Inc	209,025	1,596,951
American Public Education Inc (b)	6,787	329,237
Bright Horizons Family Solutions Inc (b)	19,360	1,443,094
Carriage Services Inc	5,901	238,223
Chegg Inc (b)	39,476	38,805
Coursera Inc (b)	81,882	434,793
Covista Inc (b)	12,532	1,564,620
Driven Brands Holdings Inc (b)	21,836	311,600
Duolingo Inc Class A (b)	14,830	1,999,232
Frontdoor Inc (b)	25,938	1,883,877
Graham Holdings Co Class B	1,237	1,488,779
Grand Canyon Education Inc (b)	9,668	1,405,147
H&R Block Inc	46,814	2,061,220
KinderCare Learning Cos Inc (b)(c)	11,139	59,594
Laureate Education Inc (b)	47,035	1,801,911
Liberty Live Holdings Inc Class A	4,288	406,159
Liberty Live Holdings Inc Class C	21,665	2,136,169
Lincoln Educational Services Corp (b)	10,898	455,754
Matthews International Corp Class A	11,634	322,844
Perdoceo Education Corp	21,829	694,380
Service Corp International/US	50,905	4,387,503
Strategic Education Inc	8,355	685,110
Stride Inc (b)	15,434	1,239,196
Universal Technical Institute Inc (b)(c)	18,715	735,687
WW International Inc (b)(c)	3,557	51,079
		27,770,964
Hotels, Restaurants & Leisure - 3.1%
Accel Entertainment Inc Class A (b)	21,167	254,427
Aramark	97,027	5,527,628
Biglari Holdings Inc Class B (b)(c)	245	97,385
BJ's Restaurants Inc (b)	7,760	524,654
Black Rock Coffee Bar Inc Class A	7,674	61,852
Bloomin' Brands Inc	28,578	247,485
Boyd Gaming Corp	20,302	1,726,888
Brinker International Inc (b)	15,834	3,383,726
Caesars Entertainment Inc (b)	75,115	2,234,671
Cava Group Inc (b)	36,985	2,412,532
Cheesecake Factory Inc/The	16,829	1,706,797
Choice Hotels International Inc	7,490	835,060
Churchill Downs Inc	24,434	2,059,786
Cracker Barrel Old Country Store Inc	8,200	462,398
Dave & Buster's Entertainment Inc (b)	9,633	104,422
Dine Brands Global Inc	4,723	169,745
Domino's Pizza Inc	11,290	3,922,598
DraftKings Inc Class A (b)	182,966	4,296,042
Dutch Bros Inc Class A (b)	47,124	3,102,173
El Pollo Loco Holdings Inc (b)	9,844	162,032
First Watch Restaurant Group Inc (b)	17,632	226,571
Global Business Travel Group I Class A (b)	44,095	416,257
Hilton Grand Vacations Inc (b)	22,174	1,023,108
Hyatt Hotels Corp Class A (c)	15,153	2,637,531
Jack in the Box Inc (b)(c)	7,003	114,639
Krispy Kreme Inc (b)	33,649	107,004
Kura Sushi USA Inc Class A (b)	2,330	107,343
Life Time Group Holdings Inc (b)	56,703	2,557,305
Lindblad Expeditions Holdings Inc (b)	16,632	491,975
Lucky Strike Entertainment Corp Class A (c)	5,490	36,782
Marriott Vacations Worldwide Corp	10,111	985,924
MGM Resorts International (b)	70,691	3,150,698
Monarch Casino & Resort Inc	4,478	549,675
Nathan's Famous Inc	981	96,246
Navan Inc Class A (b)	13,963	371,695
Norwegian Cruise Line Holdings Ltd (b)	169,535	3,141,484
Papa John's International Inc	12,104	361,910
Penn Entertainment Inc (b)	46,808	960,968
Planet Fitness Inc Class A (b)	29,160	1,630,336
Portillo's Inc Class A (b)(c)	27,315	124,830
Pursuit Attractions and Hospitality Inc (b)	7,674	387,767
Rci Hospitality Holdings Inc	2,640	66,238
Red Rock Resorts Inc Class A	17,484	1,126,669
Rush Street Interactive Inc Class A (b)	38,445	1,034,555
Sabre Corp (b)	144,711	267,715
Serve Robotics Inc (b)(c)	22,436	107,244
Shake Shack Inc Class A (b)	14,883	933,908
Six Flags Entertainment Corp (b)(c)	37,682	653,029
Sweetgreen Inc Class A (b)(c)	39,641	255,684
Target Hospitality Corp (b)	11,749	178,585
Texas Roadhouse Inc	24,262	4,984,385
Travel + Leisure Co	23,037	1,751,273
United Parks & Resorts Inc (b)(c)	8,717	389,040
Vail Resorts Inc (c)	13,172	1,967,633
Viking Holdings Ltd (b)	68,218	7,118,548
Wendy's Co/The (c)	58,816	432,886
Wingstop Inc	10,032	1,299,044
Wyndham Hotels & Resorts Inc	27,638	2,068,981
Wynn Resorts Ltd	30,951	3,073,744
Xponential Fitness Inc Class A (b)(c)	11,959	77,973
		80,559,483
Household Durables - 1.3%
Beazer Homes USA Inc (b)	9,150	293,715
Cavco Industries Inc (b)	2,859	1,563,959
Century Communities Inc	9,266	622,305
Champion Homes Inc (b)	20,362	1,621,019
Cricut Inc Class A	18,749	87,933
Dream Finders Homes Inc Class A (b)(c)	10,261	131,238
Ethan Allen Interiors Inc	8,923	199,875
Flexsteel Industries Inc	1,413	104,604
Gopro Inc Class A (b)	46,520	34,842
Green Brick Partners Inc (b)	11,185	791,115
Helen of Troy Ltd (b)	8,592	237,397
Hovnanian Enterprises Inc Class A (b)	1,719	212,984
Installed Building Products Inc	8,291	1,848,396
KB Home	23,284	1,279,921
La-Z-Boy Inc	15,132	595,898
Legacy Housing Corp (b)(c)	3,407	89,468
Leggett & Platt Inc	50,532	495,214
LGI Homes Inc (b)	7,613	415,441
Lovesac Co/The (b)(c)	4,995	80,370
M/I Homes Inc (b)	9,412	1,375,376
Meritage Homes Corp	24,612	1,727,762
Mohawk Industries Inc (b)	18,849	2,320,312
Newell Brands Inc (c)	156,821	878,198
SharkNinja Inc (b)(c)	26,102	4,222,521
Smith Douglas Homes Corp Class A (b)	3,287	48,746
Somnigroup International Inc	77,583	5,068,497
Sonos Inc (b)	44,056	645,861
Toll Brothers Inc	34,958	5,100,023
Whirlpool Corp (c)	23,962	898,575
		32,991,565
Leisure Products - 0.6%
Acushnet Holdings Corp	10,169	1,029,815
Brunswick Corp/DE	24,012	1,896,948
Callaway Golf Co (b)	50,340	929,276
Funko Inc Class A (b)	14,584	85,024
Hasbro Inc	49,625	4,661,773
JAKKS Pacific Inc	3,505	92,287
Johnson Outdoors Inc Class A	2,257	105,876
Latham Group Inc (b)	16,987	91,049
Malibu Boats Inc Class A (b)	7,201	198,532
MasterCraft Boat Holdings Inc (b)	5,637	134,837
Mattel Inc (b)	106,851	1,612,382
Peloton Interactive Inc Class A (b)	154,325	986,137
Polaris Inc	19,956	1,338,648
Smith & Wesson Brands Inc	16,414	238,824
Sturm Ruger & Co Inc	5,918	219,972
YETI Holdings Inc (b)	28,048	1,372,669
		14,994,049
Specialty Retail - 2.4%
1-800-Flowers.com Inc Class A (b)	9,155	35,705
Abercrombie & Fitch Co Class A (b)	16,473	1,639,722
Academy Sports & Outdoors Inc	23,745	1,126,700
Advance Auto Parts Inc	22,208	1,233,432
America's Car-Mart Inc/TX (b)(c)	2,960	9,442
American Eagle Outfitters Inc	57,393	986,012
Arhaus Inc Class A	20,732	153,624
Arko Corp	29,046	232,078
Asbury Automotive Group Inc (b)	6,846	1,586,218
AutoNation Inc (b)	9,247	1,964,063
Barnes & Noble Education Inc	8,247	102,593
Bath & Body Works Inc	74,243	1,493,769
Bed Bath & Beyond Inc (b)(c)	27,803	140,405
Boot Barn Holdings Inc (b)	11,175	1,664,963
Buckle Inc/The	11,348	496,702
Build-A-Bear Workshop Inc	4,245	143,990
Caleres Inc	12,880	165,379
Camping World Holdings Inc Class A	24,033	148,764
CarMax Inc (b)	52,397	3,000,252
Chewy Inc Class A (b)	88,626	2,002,948
Citi Trends Inc (b)	2,663	177,542
Designer Brands Inc Class A	13,664	82,531
Dick's Sporting Goods Inc	24,304	4,761,398
EVgo Inc Class A (b)(c)	53,600	84,688
Five Below Inc (b)	20,397	4,428,802
Floor & Decor Holdings Inc Class A (b)	39,844	2,293,819
GameStop Corp Class A (b)(c)	152,269	3,307,283
Gap Inc/The	82,359	1,654,592
Genesco Inc (b)	3,738	142,866
Group 1 Automotive Inc	4,332	1,242,288
Haverty Furniture Cos Inc	5,124	126,255
Lands' End Inc (b)	4,140	49,763
Lithia Motors Inc	8,417	3,244,080
MarineMax Inc (b)	7,172	247,219
Monro Inc	11,297	138,388
Murphy USA Inc	6,202	3,769,328
National Vision Holdings Inc (b)	29,577	651,877
OneWater Marine Inc Class A (b)(c)	5,085	62,291
Penske Automotive Group Inc	6,805	1,478,795
Petco Health & Wellness Co Inc Class A (b)	32,072	89,481
RealReal Inc/The (b)	37,002	447,354
Revolve Group Inc Class A (b)	15,265	383,304
RH (b)	5,726	947,768
Sally Beauty Holdings Inc (b)	35,258	527,812
Shoe Station Group Inc (c)	6,431	97,751
Signet Jewelers Ltd	14,782	1,373,248
Sonic Automotive Inc Class A	4,852	444,346
Stitch Fix Inc Class A (b)	44,349	178,283
ThredUp Inc Class A (b)	37,135	214,640
Upbound Group Inc	19,596	379,966
Urban Outfitters Inc (b)	18,990	1,408,678
Valvoline Inc (b)	46,857	1,799,777
Victoria's Secret & Co (b)	29,330	2,600,984
Warby Parker Inc Class A (b)(c)	37,029	988,304
Wayfair Inc Class A (b)	40,997	3,480,645
Winmark Corp	1,099	366,517
Zumiez Inc (b)	4,797	94,357
		62,093,781
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd (b)	43,780	697,415
Carter's Inc	13,587	524,051
Columbia Sportswear Co	8,913	529,254
Crocs Inc (b)	18,345	2,348,343
Figs Inc Class A (b)	58,793	629,085
G-III Apparel Group Ltd	13,552	493,428
Kontoor Brands Inc	18,782	1,572,805
Lakeland Industries Inc (c)	3,528	40,218
Levi Strauss & Co Class A	34,219	839,050
Movado Group Inc	5,785	220,871
Oxford Industries Inc	5,265	199,649
PVH Corp	16,979	1,471,400
Ralph Lauren Corp Class A	14,275	5,429,354
Rocky Brands Inc	2,790	136,264
Steven Madden Ltd	26,958	1,242,225
Under Armour Inc Class A (b)(c)	68,445	455,160
Under Armour Inc Class C (b)(c)	44,725	290,265
VF Corp	121,188	1,735,412
Wolverine World Wide Inc	30,309	596,481
		19,450,730
TOTAL CONSUMER DISCRETIONARY		281,280,822
Consumer Staples - 3.0%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (b)	2,761	505,815
Brown-Forman Corp Class A	18,436	538,700
Brown-Forman Corp Class B	64,315	1,847,770
Celsius Holdings Inc (b)(c)	58,404	1,705,981
Coca-Cola Consolidated Inc	20,858	3,919,218
MGP Ingredients Inc	4,921	87,102
Molson Coors Beverage Co Class B	59,124	2,457,193
National Beverage Corp	8,632	273,116
Primo Brands Corp Class A	91,188	2,069,968
Vita Coco Co Inc/The (b)	16,202	1,068,360
		14,473,223
Consumer Staples Distribution & Retail - 1.0%
Albertsons Cos Inc Class A	131,569	1,523,569
Andersons Inc/The	12,429	879,725
BJ's Wholesale Club Holdings Inc (b)	47,104	4,605,829
Chefs' Warehouse Inc/The (b)	13,354	1,540,384
Grocery Outlet Holding Corp (b)(c)	35,866	329,609
Ingles Markets Inc Class A	5,006	450,590
Maplebear Inc (b)	60,765	2,710,119
Natural Grocers by Vitamin Cottage Inc (c)	4,063	130,259
Performance Food Group Co (b)	57,988	6,633,247
PriceSmart Inc	9,386	1,820,039
Sprouts Farmers Market Inc (b)	34,712	3,025,498
United Natural Foods Inc (b)	22,359	1,136,508
Village Super Market Inc Class A	3,399	149,352
Weis Markets Inc	3,515	270,831
		25,205,559
Food Products - 1.1%
B&G Foods Inc	29,453	103,969
Beyond Meat Inc (b)(c)	188,312	106,585
Cal-Maine Foods Inc	16,468	1,445,561
Campbell's Company/The (c)	72,647	1,596,781
Conagra Brands Inc	177,292	2,572,507
Darling Ingredients Inc (b)	58,640	3,555,930
Del Monte Corp	12,100	359,491
Flowers Foods Inc (c)	78,986	554,482
Freshpet Inc (b)	18,074	1,076,126
Hormel Foods Corp	107,824	2,696,678
Ingredion Inc	23,256	2,313,042
J & J Snack Foods Corp	5,633	430,925
JM Smucker Co	39,326	4,690,019
John B Sanfilippo & Son Inc	3,362	278,239
Lamb Weston Holdings Inc	50,977	2,678,841
Lifeway Foods Inc (b)	2,212	65,872
Mama's Creations Inc (b)	14,099	259,845
Marzetti Company/The	7,502	801,739
Mission Produce Inc (b)	22,046	278,000
Pilgrim's Pride Corp	15,755	431,057
Post Holdings Inc (b)	14,629	1,337,237
Seaboard Corp	95	419,260
Seneca Foods Corp Class A (b)	1,784	295,234
Simply Good Foods Co/The (b)	31,184	317,453
Tootsie Roll Industries Inc Class A	7,481	291,909
Utz Brands Inc Class A	30,029	424,009
Vital Farms Inc (b)(c)	13,127	167,107
Westrock Coffee Co (b)	14,189	115,215
		29,663,113
Household Products - 0.1%
Central Garden & Pet Co (b)	2,370	102,029
Central Garden & Pet Co Class A (b)	19,543	740,875
Energizer Holdings Inc	22,581	473,523
Oil-Dri Corp of America	3,793	376,303
Reynolds Consumer Products Inc	20,544	512,367
Spectrum Brands Holdings Inc	8,584	762,002
WD-40 Co	4,955	1,125,479
		4,092,578
Personal Care Products - 0.2%
BellRing Brands Inc (b)	43,034	533,191
Coty Inc Class A (b)	135,056	371,404
Edgewell Personal Care Co	17,085	464,541
elf Beauty Inc (b)(c)	21,795	1,806,588
Herbalife Ltd (b)	38,006	472,035
Honest Co Inc/The (b)(c)	35,538	129,714
Interparfums Inc	6,760	841,958
Medifast Inc (b)	3,731	36,675
Nature's Sunshine Products Inc (b)	5,115	103,067
Niagen Bioscience Inc (b)	19,813	67,364
Nu Skin Enterprises Inc Class A	20,037	103,992
USANA Health Sciences Inc (b)	4,200	92,862
		5,023,391
Tobacco - 0.0%
Turning Point Brands Inc	7,102	529,880
Universal Corp/VA	9,111	480,059
		1,009,939
TOTAL CONSUMER STAPLES		79,467,803
Energy - 4.1%
Energy Equipment & Services - 1.2%
Archrock Inc	64,699	2,313,636
Atlas Energy Solutions Inc (c)	28,532	307,860
Bristow Group Inc	9,457	428,591
Cactus Inc Class A	25,622	1,665,686
Core Laboratories Inc	16,764	178,369
DMC Global Inc (b)	6,243	42,078
Energy Services of America Corp	5,218	75,035
Expro Ltd	37,296	594,871
Flowco Holdings Inc Class A	12,675	259,204
Forum Energy Technologies Inc (b)	4,190	262,587
Geospace Technologies Corp (b)	4,511	32,975
Helix Energy Solutions Group Inc (b)	50,473	479,998
Helmerich & Payne Inc	37,236	1,287,249
Innovex International Inc (b)	14,220	399,298
Kodiak Gas Services Inc	36,179	2,124,069
Liberty Energy Inc Class A	60,149	1,125,388
Nabors Industries Ltd (b)	5,447	466,644
National Energy Services Reunited Corp (b)	22,020	593,659
Natural Gas Services Group Inc	4,000	146,560
Noble Corp PLC	46,558	1,974,059
NOV Inc	133,138	2,586,872
Oceaneering International Inc (b)	36,792	1,794,714
Oil States International Inc (b)	20,777	168,501
Patterson-UTI Energy Inc	127,918	1,340,581
ProPetro Holding Corp (b)	35,986	399,445
Ranger Energy Services Inc Class A	5,826	93,507
RPC Inc	33,490	187,879
Select Water Solutions Inc Class A	43,543	806,416
Solaris Energy Infrastructure Inc Class A	20,203	1,038,636
TETRA Technologies Inc (b)	49,612	382,012
Tidewater Inc (b)(c)	17,048	1,279,623
Transocean Ltd (b)(c)	369,681	1,966,703
Valaris Ltd (b)	23,796	1,884,405
Weatherford International PLC	26,580	2,333,459
		31,020,569
Oil, Gas & Consumable Fuels - 2.9%
Aemetis Inc (b)	27,055	40,852
Amplify Energy Corp (b)	11,933	46,657
Antero Midstream Corp	123,369	2,710,417
Antero Resources Corp (b)	108,802	3,932,104
APA Corp	130,691	4,877,388
California Resources Corp	29,031	1,527,611
Calumet Inc (b)	23,873	1,054,948
Centrus Energy Corp Class A (b)(c)	7,028	1,243,464
Chord Energy Corp	20,860	2,928,327
Clean Energy Fuels Corp (b)	63,300	122,802
CNX Resources Corp (b)	52,455	1,877,889
Comstock Inc (b)(c)	28,523	78,153
Comstock Resources Inc (b)(c)	29,494	391,090
Core Natural Resources Inc	18,605	1,485,423
Crescent Energy Co Class A	90,699	1,040,318
CVR Energy Inc	11,258	401,010
Delek US Holdings Inc	22,577	1,532,301
Diversified Energy Co (c)	21,826	293,778
Dorian LPG Ltd	13,554	642,731
DT Midstream Inc	37,729	5,206,602
Evolution Petroleum Corp (c)	16,620	61,162
Excelerate Energy Inc Class A	9,050	355,394
Gevo Inc (b)	89,672	132,715
Granite Ridge Resources Inc	26,483	125,794
Green Plains Inc (b)	25,985	437,847
Gulfport Energy Corp (b)	5,422	874,948
HF Sinclair Corp	56,648	5,181,593
HighPeak Energy Inc Class A	8,481	60,639
Infinity Natural Resources Inc Class A (b)(c)	7,135	93,897
International Seaways Inc	15,067	1,449,144
Kinetik Holdings Inc Class A	19,466	984,396
Lightbridge Corp (b)(c)	13,086	107,829
Magnolia Oil & Gas Corp Class A	68,904	1,771,522
Matador Resources Co	43,171	2,153,801
Murphy Oil Corp	49,812	1,979,529
NextDecade Corp (b)(c)	51,482	345,959
Northern Oil & Gas Inc	39,109	827,155
Par Pacific Holdings Inc (b)	18,536	1,594,652
PBF Energy Inc Class A	31,066	2,245,450
Peabody Energy Corp	44,967	958,696
Permian Resources Holdings Inc/DE Class A	291,199	6,205,451
PrimeEnergy Resources Corp (b)(c)	266	48,971
Range Resources Corp	87,263	3,502,737
REX American Resources Corp (b)	10,613	456,784
Riley Exploration Permian Inc	3,855	132,111
Ring Energy Inc (b)	60,350	74,834
Sable Offshore Corp (b)(c)	48,059	254,232
SandRidge Energy Inc	12,342	171,801
SM Energy Co	84,102	2,734,997
Summit Midstream Corp Class A (b)	3,945	121,585
Talos Energy Inc (b)	45,755	694,561
Ur-Energy Inc (United States) (b)(c)	133,488	162,855
Uranium Energy Corp (b)(c)	180,898	1,736,621
VAALCO Energy Inc	39,774	211,995
Venture Global Inc Class A	190,486	2,548,703
Viper Energy Inc Class A	72,224	3,221,913
Vitesse Energy Inc (c)	12,256	191,194
W&T Offshore Inc	35,916	128,938
World Kinect Corp	19,191	764,953
		76,541,223
TOTAL ENERGY		107,561,792
Financials - 17.2%
Banks - 6.5%
1st Source Corp	6,656	597,309
ACNB Corp	3,789	244,315
Amalgamated Financial Corp	7,880	389,114
Amerant Bancorp Inc Class A	13,722	406,171
Ameris Bancorp	23,135	2,017,603
Arrow Financial Corp	5,277	210,236
Associated Banc-Corp	60,223	1,859,686
Atlantic Union Bankshares Corp	52,897	2,244,420
Avidbank Holdings Inc (b)	2,962	96,591
Axos Financial Inc (b)	20,924	2,121,903
Banc of California Inc	50,069	958,821
BancFirst Corp	7,700	868,714
Bancorp Inc/The (b)	15,354	1,029,793
Bank First Corp	3,741	571,400
Bank of Hawaii Corp	14,716	1,175,808
Bank of Marin Bancorp	5,842	170,353
Bank OZK	37,857	1,942,064
BankUnited Inc	26,767	1,248,681
Bankwell Financial Group Inc	2,666	181,688
Banner Corp	12,576	885,476
Bar Harbor Bankshares	6,176	245,249
Beacon Financial Corp	30,969	975,833
BOK Financial Corp	7,819	1,104,747
Bridgewater Bancshares Inc (b)	7,918	162,161
Burke & Herbert Financial Services Corp	6,242	457,227
Business First Bancshares Inc	11,880	378,022
Byline Bancorp Inc	12,007	471,515
California BanCorp	7,880	167,844
Camden National Corp	6,304	364,939
Capital Bancorp Inc	4,210	157,159
Capital City Bank Group Inc	5,065	262,722
Capitol Federal Financial Inc	43,714	386,432
Carter Bankshares Inc	8,193	283,314
Cathay General Bancorp	24,715	1,561,741
Central Pacific Financial Corp	9,756	384,386
ChoiceOne Financial Services Inc	5,111	173,927
City Holding Co	5,220	757,474
Civista Bancshares Inc	7,624	221,553
CNB Financial Corp/PA	10,898	382,520
Coastal Financial Corp/WA Class A (b)	4,906	201,097
CoastalSouth Bancshares Inc	2,773	75,620
Colony Bankcorp Inc	8,112	177,815
Columbia Banking System Inc	106,933	3,343,795
Columbia Financial Inc (c)	27,619	298,561
Commerce Bancshares Inc/MO	49,880	2,956,388
Commercial Bancgroup Inc	2,575	88,168
Community Financial System Inc	19,439	1,259,842
Community Trust Bancorp Inc	5,655	443,635
Community West Bancshares	8,415	210,627
Connectone Bancorp Inc	18,438	607,348
Cullen/Frost Bankers Inc	23,128	3,847,112
Customers Bancorp Inc (b)	11,580	911,114
CVB Financial Corp	62,039	1,387,812
Dime Commercial Bancshares Inc	15,057	613,723
Eagle Bancorp Inc	10,180	282,495
East West Bancorp Inc	50,552	6,622,312
Eastern Bankshares Inc	78,259	1,796,827
Enterprise Financial Services Corp	13,511	895,914
Equity Bancshares Inc Class A	6,045	306,361
Esquire Financial Holdings Inc	2,464	318,398
Farmers National Banc Corp	21,283	337,548
FB Bancorp Inc (b)	5,752	88,897
FB Financial Corp	14,826	895,194
Financial Institutions Inc	7,290	302,243
First Bancorp/Southern Pines NC	15,305	962,225
First Busey Corp	31,392	968,757
First Business Financial Services Inc	3,053	214,351
First Commonwealth Financial Corp	37,525	807,913
First Community Bankshares Inc	7,046	336,235
First Community Corp/SC	3,390	115,802
First Financial Bancorp	38,279	1,294,979
First Financial Bankshares Inc	48,112	1,690,656
First Financial Corp	4,417	355,789
First Hawaiian Inc	44,948	1,249,105
First Horizon Corp	174,914	4,484,795
First Internet Bancorp	2,939	86,583
First Interstate BancSystem Inc Class A	31,600	1,201,432
First Merchants Corp	22,732	980,658
First Mid Bancshares Inc	9,091	473,550
Firstsun Capital Bancorp (b)	9,609	371,676
Five Star Bancorp	6,274	296,070
Flagstar Financial Inc	110,158	1,566,447
FNB Corp/PA	130,800	2,472,120
Franklin Financial Services Corp	1,607	101,498
Fulton Financial Corp	69,863	1,699,767
GBank Financial Holdings Inc (b)	3,555	74,015
German American Bancorp Inc	13,955	710,030
Glacier Bancorp Inc	47,497	2,341,127
Great Southern Bancorp Inc	2,975	238,922
Hancock Whitney Corp	29,880	2,300,760
Hanmi Financial Corp	10,997	350,584
Heritage Financial Corp Wash	15,404	457,961
Hilltop Holdings Inc	15,166	598,147
Hingham Institution For Savings The	705	201,052
Home Bancorp Inc	2,426	173,071
Home BancShares Inc/AR	68,905	2,140,878
HomeTrust Bancshares Inc	4,749	243,101
Hope Bancorp Inc	47,763	669,160
Horizon Bancorp Inc/IN	18,988	388,305
Independent Bank Corp	17,815	1,493,431
Independent Bank Corp/MI	7,473	285,469
International Bancshares Corp	19,895	1,522,763
Investar Holding Corp	4,271	128,643
Kearny Financial Corp/MD	21,599	207,134
Lakeland Financial Corp	9,272	580,891
Live Oak Bancshares Inc	13,319	570,053
Mechanics Bancorp Class A	18,502	310,649
Mercantile Bank Corp	6,396	384,272
Meridian Corp	3,452	67,797
Metrocity Bankshares Inc	7,827	276,919
Metropolitan Bank Holding Corp	4,106	379,723
Mid Penn Bancorp Inc	8,455	324,165
Midland States Bancorp Inc	7,731	260,303
MVB Financial Corp	4,289	131,458
National Bank Holdings Corp Class A	16,606	717,213
NB Bancorp Inc	13,980	321,680
Nbt Bancorp Inc	19,153	1,008,405
Nicolet Bankshares Inc (c)	7,226	1,235,068
Northeast Bank	2,645	328,430
Northpointe Bancshares Inc	3,533	61,827
Northrim BanCorp Inc	8,271	219,264
Northwest Bancshares Inc	54,885	863,890
OceanFirst Financial Corp	32,173	621,261
Old National Bancorp/IN	126,813	3,378,298
Old Second Bancorp Inc	18,834	476,312
Origin Bancorp Inc	10,737	587,636
Orrstown Financial Services Inc	7,386	315,604
Park National Corp	5,983	1,245,361
Parke Bancorp Inc	3,663	125,091
Pathward Financial Inc	7,795	687,831
Peapack-Gladstone Financial Corp	5,821	267,650
Peoples Bancorp Inc/OH	13,426	559,327
Peoples Financial Services Corp	3,368	236,972
Pinnacle Financial Partners Inc	55,440	5,833,951
Preferred Bank/Los Angeles CA	4,074	425,489
Prosperity Bancshares Inc	37,144	2,780,971
Provident Financial Services Inc	48,274	1,191,402
QCR Holdings Inc	6,074	625,318
Red River Bancshares Inc	1,789	179,884
Renasant Corp	34,063	1,484,125
Republic Bancorp Inc/KY Class A	3,591	357,448
S&T Bancorp Inc	13,401	698,862
Seacoast Banking Corp of Florida	35,523	1,234,069
ServisFirst Bancshares Inc	18,548	1,660,046
Shore Bancshares Inc	11,093	271,779
Sierra Bancorp	4,301	175,309
Simmons First National Corp Class A	53,163	1,254,115
SmartFinancial Inc	5,291	277,248
South Plains Financial Inc	5,292	237,293
Southern Financial Capital Trust III (b)	3,305	206,232
Southern Missouri Bancorp Inc	3,343	258,782
Southside Bancshares Inc	10,490	341,030
SOUTHSTATE BANK CORP	36,066	3,790,176
Stock Yards Bancorp Inc	10,108	860,191
Texas Capital Bancshares Inc	16,029	1,584,467
TFS Financial Corp (c)	19,186	353,214
Third Coast Bancshares Inc (b)	5,622	246,468
Tompkins Financial Corp	4,708	470,047
Towne Bank/Portsmouth VA	31,737	1,203,150
TriCo Bancshares	11,837	681,101
Triumph Financial Inc (b)	8,355	634,395
TrustCo Bank Corp NY	6,501	370,427
Trustmark Corp	21,665	1,028,004
UMB Financial Corp	26,347	3,839,548
United Bankshares Inc/WV	50,735	2,458,111
United Community Banks Inc/GA	44,290	1,569,638
Unity Bancorp Inc	2,330	137,214
Univest Financial Corp	10,299	455,628
Valley National Bancorp	175,668	2,510,296
WaFd Inc	27,205	1,000,328
Washington Trust Bancorp Inc	7,436	289,855
Webster Financial Corp	59,572	4,600,150
WesBanco Inc	35,525	1,470,025
Westamerica BanCorp	8,735	525,410
Western Alliance Bancorp	37,742	3,037,854
Wintrust Financial Corp	24,876	3,968,717
WSFS Financial Corp	19,158	1,536,472
Zions Bancorp NA	54,317	3,785,895
		171,086,202
Capital Markets - 2.9%
Acadian Asset Management Inc	9,711	839,904
Affiliated Managers Group Inc	9,742	3,572,684
AI Financial Corp (b)	43,986	18,113
Artisan Partners Asset Management Inc Class A	26,537	1,041,312
Bakkt Inc Class A (b)(c)	11,834	84,850
BGC Group Inc Class A	136,306	1,570,245
Blue Owl Capital Inc Class A	237,263	2,443,809
BRC Group Holdings Inc (b)(c)	8,683	62,170
Carlyle Group Inc/The	95,721	4,405,080
Cohen & Steers Inc	10,292	846,723
DigitalBridge Group Inc Class A	61,200	971,244
Donnelley Financial Solutions Inc (b)	9,224	436,295
Evercore Inc Class A	14,290	4,580,802
FactSet Research Systems Inc	13,430	3,534,776
Federated Hermes Inc Class B	26,757	1,604,350
Franklin Resources Inc	113,200	3,832,952
Galaxy Digital Inc Class A (b)(c)	70,848	1,488,516
GCM Grosvenor Inc Class A	22,383	279,340
Hamilton Lane Inc Class A	15,057	1,338,718
Houlihan Lokey Inc Class A	20,006	2,510,553
Innventure Inc (b)(c)	18,457	59,432
Invesco Ltd	163,743	4,846,794
Jefferies Financial Group Inc	60,372	3,296,311
Lazard Inc	41,238	1,747,666
MarketAxess Holdings Inc	13,129	2,130,837
Miami International Holdings Inc	11,856	557,706
Moelis & Co Class A	27,498	1,844,566
Morningstar Inc	8,112	1,562,128
Oppenheimer Holdings Inc Class A	2,226	237,381
Perella Weinberg Partners Class A	25,932	457,700
Piper Sandler Cos	24,935	1,890,073
PJT Partners Inc Class A (c)	9,508	1,600,291
Ridgepost Capital Inc Class A	23,165	199,682
SEI Investments Co	33,691	3,469,499
StepStone Group Inc Class A	27,234	1,194,483
Stifel Financial Corp	56,562	4,689,556
StoneX Group Inc (b)	39,007	2,986,766
TPG Inc Class A	50,092	2,187,017
Victory Capital Holdings Inc Class A	17,078	1,691,234
Virtu Financial Inc Class A	30,116	1,768,713
Virtus Invt Partners Inc	2,327	370,807
WisdomTree Inc	46,287	896,579
		75,147,657
Consumer Finance - 1.0%
Ally Financial Inc	102,947	4,460,694
Atlanticus Holdings Corp (b)	2,051	216,360
Bread Financial Holdings Inc	14,873	1,607,325
Credit Acceptance Corp (b)	2,156	1,226,570
Dave Inc Class A (b)(c)	3,831	1,427,775
DeFi Development Corp (b)	8,291	21,224
Encore Capital Group Inc (b)	7,891	742,385
Enova International Inc (b)	9,192	2,336,055
EZCORP Inc Class A (b)	21,619	643,598
Figure Technology Solutions Inc Class A	12,020	299,418
FirstCash Holdings Inc	14,225	2,902,042
Green Dot Corp Class A (b)	18,747	245,773
Happen Inc (b)	42,543	814,273
Jefferson Capital Inc	6,380	128,302
Lendingtree Inc (b)	4,253	135,501
Navient Corp	24,464	205,253
Nelnet Inc Class A	5,117	695,247
NerdWallet Inc Class A (b)	10,669	96,021
OneMain Holdings Inc	42,689	2,671,478
Oportun Financial Corp (b)	15,870	87,920
OppFi Inc Class A (b)(c)	13,304	124,658
PRA Group Inc (b)	14,010	243,354
PROG Holdings Inc	14,840	653,257
Regional Management Corp	3,349	108,072
SLM Corp	69,443	1,805,171
Upstart Holdings Inc (b)(c)	31,249	857,473
World Acceptance Corp (b)	994	178,731
		24,933,930
Financial Services - 2.4%
Affirm Holdings Inc Class A (b)	108,584	7,764,842
Alerus Financial Corp	9,363	311,507
Better Home & Finance Holding Co Class A (b)(c)	3,851	90,499
Cannae Holdings Inc	14,657	213,259
Cass Information Systems Inc	4,280	239,338
Corebridge Financial Inc	89,516	2,792,004
Enact Holdings Inc	10,363	490,377
Equitable Holdings Inc	104,127	4,961,652
Essent Group Ltd	33,974	2,240,925
Euronet Worldwide Inc (b)	13,043	930,357
Federal Agricultural Mortgage Corp Class C	3,428	780,213
Finance of America Cos Inc Class A (b)(c)	1,769	40,244
Flywire Corp (b)	40,943	655,497
HA Sustainable Infrastructure Capital Inc	47,134	1,784,965
International Money Express Inc (b)	10,975	130,164
Jack Henry & Associates Inc	26,204	4,036,464
Jackson Financial Inc	25,807	3,155,680
loanDepot Inc Class A (b)(c)	70,007	68,691
Marqeta Inc Class A (b)	34,027	590,709
Merchants Bancorp/IN	10,846	598,482
MGIC Investment Corp	78,034	2,344,141
NCR Atleos Corp (b)	27,193	1,278,887
NewtekOne Inc	9,784	145,097
NMI Holdings Inc (b)	28,075	1,243,723
Onity Group Inc (b)	2,301	84,355
Paymentus Holdings Inc Class A (b)	21,170	721,897
Payoneer Global Inc (b)	100,125	717,896
Paysign Inc (b)	13,467	120,664
PennyMac Financial Services Inc	10,717	808,169
Priority Technology Holdings Inc (b)(c)	9,800	63,699
Radian Group Inc	49,112	1,914,877
Remitly Global Inc (b)	63,675	1,449,880
Repay Holdings Corp Class A (b)	26,260	105,040
Rocket Cos Inc Class A (b)	362,189	4,672,238
Sezzle Inc (b)(c)	6,193	958,367
Shift4 Payments Inc Class A (b)(c)	21,607	1,145,171
Toast Inc Class A (b)	173,204	5,589,293
UWM Holdings Corp Class A (c)	118,073	214,893
Velocity Financial Inc (b)	3,465	60,775
Voya Financial Inc	33,470	3,327,922
Walker & Dunlop Inc	12,730	632,554
Western Union Co/The (c)	116,288	739,592
WEX Inc (b)	12,807	2,394,397
		62,609,396
Insurance - 3.5%
Abacus Global Management Inc Class A	11,403	117,565
American Coastal Insurance Corp	8,848	93,966
American Financial Group Inc/OH	25,447	3,606,349
American Integrity Insurance Group Inc	2,779	56,386
Amerisafe Inc	7,235	210,104
Assurant Inc	18,272	5,101,360
Assured Guaranty Ltd	15,340	1,268,925
Axis Capital Holdings Ltd	27,139	2,858,279
Baldwin Insurance Group Inc/The Class A (b)	29,441	816,693
Bowhead Specialty Holdings Inc (b)	6,388	195,409
Brighthouse Financial Inc (b)	20,994	1,299,739
CNO Financial Group Inc	34,345	1,892,066
Donegal Group Inc Class A	6,505	128,409
Employers Holdings Inc	6,768	342,122
Erie Indemnity Co Class A (c)	9,386	2,271,787
F&G Annuities & Life Inc	13,835	395,266
Fidelity National Financial Inc	93,548	4,826,141
First American Financial Corp	37,589	2,818,799
Genworth Financial Inc Class A (b)	140,805	1,384,113
Globe Life Inc	28,623	5,216,542
Goosehead Insurance Inc Class A (b)	8,719	540,578
Greenlight Capital Re Ltd Class A (b)	9,484	157,909
Hagerty Inc Class A (b)(c)	14,470	166,839
Hanover Insurance Group Inc/The	12,890	2,998,601
HCI Group Inc	3,903	683,064
Heritage Insurance Holdings Inc (b)	8,330	244,652
Hippo Holdings Inc (b)	7,985	251,128
Horace Mann Educators Corp	15,009	782,119
Investors Title Co	559	161,713
James River Group Holdings Inc	16,270	73,052
Kemper Corp	21,892	621,295
Kingstone Cos Inc	4,706	93,979
Kinsale Capital Group Inc	8,082	2,880,586
Lemonade Inc (b)	24,154	1,166,880
Lincoln National Corp	62,871	2,867,546
Loews Corp	62,106	7,204,918
MBIA Inc (b)	16,284	83,374
Mercury General Corp	9,814	1,051,276
Neptune Insurance Holdings Inc Class A	10,103	320,366
Octave Specialty Group Inc (b)	16,397	88,544
Old Republic International Corp	82,651	3,571,350
Oscar Health Inc Class A (b)	81,528	2,545,304
Palomar Hldgs Inc (b)	9,747	1,304,051
Primerica Inc	11,499	3,679,220
Reinsurance Group of America Inc	24,165	5,723,480
RLI Corp	33,836	2,072,117
Root Inc/OH Class A (b)	5,217	282,501
Ryan Specialty Holdings Inc Class A	42,066	1,857,635
Safety Insurance Group Inc	5,547	573,504
Selective Insurance Group Inc	22,113	2,096,091
Selectquote Inc (b)	52,368	39,119
SiriusPoint Ltd (b)	38,494	910,383
Skyward Specialty Insurance Group Inc (b)	13,889	832,646
Slide Insurance Holdings Inc (b)	8,049	160,739
Stewart Information Services Corp	11,307	764,240
Tiptree Inc Class A	8,581	152,484
Trupanion Inc (b)	12,536	307,007
TWFG Inc Class A (b)	4,978	133,410
United Fire Group Inc	8,162	419,200
Universal Insurance Holdings Inc	9,278	405,541
Unum Group	54,218	4,668,712
White Mountains Insurance Group Ltd	900	1,887,957
		91,725,130
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Adamas Trust Inc	30,888	280,154
AGNC Investment Corp	423,899	4,518,763
Annaly Capital Management Inc	270,247	6,140,012
Arbor Realty Trust Inc (c)	72,873	365,094
Ares Commercial Real Estate Corp	20,747	88,382
ARMOUR Residential REIT Inc	45,715	752,926
Blackstone Mortgage Trust Inc Class A	58,259	847,086
Brightspire Capital Inc Class A	48,704	244,007
Chimera Investment Corp	30,706	383,211
Claros Mortgage Trust Inc (b)	45,943	81,318
Dynex Capital Inc	79,384	1,008,971
Ellington Financial Inc	45,783	607,998
Franklin BSP Realty Trust Inc	29,831	226,417
Invesco Mortgage Capital Inc	34,847	258,216
KKR Real Estate Select Trust Inc (c)	19,507	135,769
Ladder Capital Corp Class A	40,809	390,134
MFA Financial Inc	38,299	348,904
Orchid Island Capital Inc	73,989	480,189
Pennymac Mortgage Investment Trust	32,116	302,854
Ready Capital Corp	53,541	76,563
Redwood Trust Inc	46,950	214,562
Rithm Capital Corp	207,351	2,048,628
Starwood Property Trust Inc	129,567	2,070,481
TPG Mortgage Investment Trust Inc	11,721	81,695
TPG RE Finance Trust Inc	29,427	234,533
Two Harbors Investment Corp	38,819	469,322
		22,656,189
TOTAL FINANCIALS		448,158,504
Health Care - 14.9%
Biotechnology - 6.1%
4D Molecular Therapeutics Inc (b)	14,789	150,552
Abeona Therapeutics Inc (b)(c)	20,082	128,926
Absci Corp (b)(c)	50,254	390,976
ACADIA Pharmaceuticals Inc (b)	46,712	1,208,439
Achieve Life Sciences Inc (b)(c)	30,577	196,304
ADMA Biologics Inc (b)	85,704	725,056
Agenus Inc (b)(c)	15,259	114,443
Agios Pharmaceuticals Inc (b)	21,936	658,519
Akebia Therapeutics Inc (b)	95,475	126,027
Aldeyra Therapeutics Inc (b)	17,082	26,306
Alector Inc (b)	32,930	49,724
Alkermes PLC (b)	61,594	3,017,490
Allogene Therapeutics Inc (b)	103,519	194,616
Altimmune Inc (b)(c)	72,116	204,809
AnaptysBio Inc (b)	7,614	406,283
Anavex Life Sciences Corp (b)	33,257	91,457
Anika Therapeutics Inc (b)	4,935	95,147
Annexon Inc (b)	55,937	284,999
Apogee Therapeutics Inc (b)	20,667	2,771,238
Arbutus Biopharma Corp (b)(c)	58,739	254,927
Arcturus Therapeutics Holdings Inc (b)(c)	9,473	54,564
Arcus Biosciences Inc (b)	31,890	898,979
Arcutis Biotherapeutics Inc (b)	42,207	1,133,680
Ardelyx Inc (b)	90,821	449,564
ArriVent Biopharma Inc (b)	12,701	378,744
Arrowhead Pharmaceuticals Inc (b)	51,995	4,401,377
ARS Pharmaceuticals Inc (b)(c)	25,248	129,522
Assembly Biosciences Inc (b)	4,019	100,917
Atrium Therapeutics Inc	6,145	69,746
aTyr Pharma Inc (b)(c)	35,230	17,111
Aura Biosciences Inc (b)	36,153	253,433
Beam Therapeutics Inc (b)	36,625	934,670
Bicara Therapeutics Inc (b)	15,672	424,711
BioCryst Pharmaceuticals Inc (b)	90,376	811,576
Biohaven Ltd (b)	48,004	648,054
BioMarin Pharmaceutical Inc (b)	71,420	4,286,628
Biomea Fusion Inc (b)	18,616	21,781
Black Diamond Therapeutics Inc (b)	15,807	26,714
Bridgebio Pharma Inc (b)	63,616	5,095,005
C4 Therapeutics Inc (b)	33,636	117,053
Cabaletta Bio Inc (b)	60,355	161,751
Candel Therapeutics Inc (b)	21,072	210,931
Capricor Therapeutics Inc (b)(c)	18,822	72,465
Cardiff Oncology Inc (b)(c)	22,892	19,582
CareDx Inc (b)	19,007	830,796
Caribou Biosciences Inc (b)	30,044	43,864
Carisma Therapeutics Inc rights (b)(d)	47,241	0
Cartesian Therapeutics Inc rights (b)(d)	31,759	9,210
Celcuity Inc (b)	13,988	1,208,283
Celldex Therapeutics Inc (b)	28,819	1,096,851
CG oncology Inc (b)	27,620	1,966,268
Cogent Biosciences Inc (b)	63,149	2,458,391
Coherus Oncology Inc (b)	61,963	87,368
Compass Therapeutics Inc (b)(c)	57,805	110,408
Corbus Pharmaceuticals Holdings Inc (b)	6,112	54,825
Corvus Pharmaceuticals Inc (b)	27,082	359,107
Cullinan Therapeutics Inc (b)	19,730	325,545
Cytokinetics Inc (b)	50,116	3,865,447
CytomX Therapeutics Inc (b)	67,102	208,016
Denali Therapeutics Inc (b)	55,562	1,279,037
Design Therapeutics Inc (b)	12,018	146,379
DiaMedica Therapeutics Inc (b)(c)	12,165	77,126
Dianthus Therapeutics Inc (b)	14,700	1,571,724
Disc Medicine Inc (b)	11,851	912,527
Dyne Therapeutics Inc (b)	54,282	1,366,821
Editas Medicine Inc (b)	34,800	89,784
Eledon Pharmaceuticals Inc (b)(c)	26,679	90,175
Emergent BioSolutions Inc (b)(c)	18,927	136,653
Enanta Pharmaceuticals Inc (b)	9,700	122,220
Entrada Therapeutics Inc (b)	8,407	57,084
Erasca Inc (b)	88,418	1,604,787
Evommune Inc	3,986	44,843
Exelixis Inc (b)	92,829	4,922,722
Fate Therapeutics Inc (b)	37,797	92,603
First Tracks Biotherapeutics Inc	9,943	437,890
Galectin Therapeutics Inc (b)	19,905	59,118
Geron Corp (b)	199,166	256,924
Gossamer Bio Inc (b)(c)	74,746	12,669
GRAIL Inc (b)	12,008	823,268
Halozyme Therapeutics Inc (b)	43,798	3,615,087
Heron Therapeutics Inc (b)(c)	66,714	33,103
Humacyte Inc Class A (b)(c)	68,576	44,808
Ideaya Biosciences Inc (b)	34,492	1,224,466
Immunic Inc (b)(c)	5,154	72,001
ImmunityBio Inc (b)(c)	119,254	855,051
Immunome Inc (b)	39,358	895,788
Immunovant Inc (b)	28,526	1,101,674
Incyte Corp (b)	61,956	7,404,981
Inhibrx Biosciences Inc (b)	3,559	292,016
Intellia Therapeutics Inc (b)(c)	51,931	554,623
Ionis Pharmaceuticals Inc (b)	61,071	3,161,646
Iovance Biotherapeutics Inc (b)(c)	137,933	561,387
Ironwood Pharmaceuticals Inc Class A (b)	53,025	224,296
Jade Biosciences Inc (b)	15,665	309,384
Janux Therapeutics Inc (b)	17,974	272,666
Keros Therapeutics Inc (b)	6,981	70,299
Kodiak Sciences Inc (b)	15,189	631,559
Korro Bio Inc (b)	4,390	45,524
Krystal Biotech Inc (b)	9,702	3,309,546
Kura Oncology Inc (b)	32,199	290,113
Kymera Therapeutics Inc (b)	23,422	2,421,835
Kyverna Therapeutics Inc (b)	14,109	102,996
Larimar Therapeutics Inc (b)	22,456	85,782
Lexeo Therapeutics Inc (b)	23,988	99,070
Lineage Cell Therapeutics Inc (b)	94,219	101,757
Lyell Immunopharma Inc (b)	5,137	66,473
MacroGenics Inc (b)	20,852	76,944
Madrigal Pharmaceuticals Inc (b)	6,983	3,263,296
MannKind Corp (b)	114,073	446,025
MapLight Therapeutics Inc	6,932	90,255
MiMedx Group Inc (b)	42,656	176,169
Mineralys Therapeutics Inc (b)	23,448	598,393
Mirum Pharmaceuticals Inc (b)	17,733	1,878,811
Moderna Inc (b)	130,307	7,143,430
Monopar Therapeutics Inc (b)	1,452	157,324
Monte Rosa Therapeutics Inc (b)	25,232	416,833
Myriad Genetics Inc (b)	35,050	100,243
Neurocrine Biosciences Inc (b)	37,117	6,191,116
Neurogene Inc (b)	4,065	133,698
Nkarta Inc (b)	19,098	39,915
Novavax Inc (b)(c)	60,606	443,636
Nurix Therapeutics Inc (b)	35,799	830,895
Ocugen Inc (b)(c)	124,591	153,247
Olema Pharmaceuticals Inc (b)	20,838	238,595
OmniAb Operations Inc $12.5 earnout shares (b)(d)	1,470	558
OmniAb Operations Inc $15 earnout shares (b)(d)	1,470	381
Organogenesis Holdings Inc Class A (b)	27,300	64,701
ORIC Pharmaceuticals Inc (b)	30,085	333,041
Oruka Therapeutics Inc (b)	18,738	1,808,404
Palvella Therapeutics Inc (b)	3,654	508,052
PDL BioPharma Inc (b)(d)	15,583	0
Perspective Therapeutics Inc (b)(c)	30,537	88,863
Praxis Precision Medicines Inc (b)	9,680	2,979,794
Precigen Inc (b)	65,412	410,133
Prime Medicine Inc (b)(c)	41,905	122,363
ProKidney Corp Class A (b)(c)	37,120	57,165
Protagonist Therapeutics Inc (b)	22,342	3,052,811
Protara Therapeutics Inc (b)	19,061	74,719
PTC Therapeutics Inc (b)	30,537	2,076,821
Puma Biotechnology Inc (b)	14,938	118,458
Recursion Pharmaceuticals Inc Class A (b)(c)	193,925	581,775
REGENXBIO Inc (b)	17,401	168,616
Relay Therapeutics Inc (b)	62,457	1,176,065
Replimune Group Inc (b)(c)	27,489	307,877
Rezolute Inc (b)	31,864	150,398
Rhythm Pharmaceuticals Inc (b)	23,064	2,289,102
Rigel Pharmaceuticals Inc (b)	6,822	251,118
Rocket Pharmaceuticals Inc (b)	33,329	103,653
Roivant Sciences Ltd (b)	166,593	5,649,169
Sagimet Biosciences Inc Class A (b)	21,062	149,751
Sana Biotechnology Inc (b)	63,031	197,287
Sarepta Therapeutics Inc (b)	39,243	583,151
Savara Inc (b)	50,779	277,253
Scholar Rock Holding Corp (b)	36,602	1,731,092
SELLAS Life Sciences Group Inc (b)(c)	68,460	685,285
Sionna Therapeutics Inc (b)	5,454	257,047
Solid Biosciences Inc (b)	24,751	199,493
Spyre Therapeutics Inc (b)	28,570	2,809,288
Stoke Therapeutics Inc (b)	20,853	601,818
Summit Therapeutics Inc (b)(c)	57,599	749,939
Syndax Pharmaceuticals Inc (b)	32,507	619,258
Tango Therapeutics Inc (b)	45,729	1,242,914
Taysha Gene Therapies Inc (b)	97,251	569,891
Tectonic Therapeutic Inc (b)(c)	3,665	102,730
TG Therapeutics Inc (b)(c)	48,706	2,534,173
Tonix Pharmaceuticals Holding Corp (b)	6,070	60,761
Travere Therapeutics Inc (b)	34,375	1,921,219
Twist Bioscience Corp (b)	22,958	2,101,805
Tyra Biosciences Inc (b)	10,881	346,886
Ultragenyx Pharmaceutical Inc (b)	36,189	901,468
Upstream Bio Inc (b)	12,184	76,881
Vanda Pharmaceuticals Inc (b)	22,580	115,158
Vaxcyte Inc (b)	48,445	2,619,906
Vera Therapeutics Inc Class A (b)	24,265	778,907
Veracyte Inc (b)	29,427	1,363,059
Verastem Inc (b)	30,578	177,352
Vericel Corp (b)	18,890	868,184
Viking Therapeutics Inc (b)	43,014	1,365,264
Vir Biotechnology Inc (b)	44,780	387,795
Viridian Therapeutics Inc (b)	36,053	682,123
Voyager Therapeutics Inc (b)	19,487	59,046
Xencor Inc (b)	27,284	551,410
Zenas Biopharma Inc (b)	13,875	436,230
		159,268,146
Health Care Equipment & Supplies - 2.4%
Align Technology Inc (b)	24,585	4,158,799
Alphatec Holdings Inc (b)	43,321	412,416
AngioDynamics Inc (b)	15,193	224,704
Anteris Technologies Global Corp (b)	28,053	219,936
Artivion Inc (b)	15,762	422,894
AtriCure Inc (b)	18,648	704,148
Axogen Inc (b)	19,558	825,543
Baxter International Inc	190,832	4,992,165
Beta Bionics Inc (b)(c)	14,909	191,282
Bioventus Inc (b)(c)	17,194	226,445
Butterfly Network Inc Class A (b)	78,676	559,386
Ceribell Inc (b)	8,065	142,670
Cerus Corp (b)	73,417	157,847
ClearPoint Neuro Inc (b)(c)	11,133	166,327
CONMED Corp	11,135	515,551
CVRx Inc (b)(c)	6,064	31,381
Delcath Systems Inc (b)(c)	9,593	117,226
DENTSPLY SIRONA Inc (c)	74,029	989,768
Electromed Inc (b)	2,491	101,458
Embecta Corp (c)	22,804	83,007
Enovis Corp (b)	21,173	617,193
Envista Holdings Corp (b)	59,963	1,637,590
Glaukos Corp (b)	21,665	3,611,989
Globus Medical Inc Class A (b)	41,797	3,293,186
Haemonetics Corp (b)	17,098	1,462,563
ICU Medical Inc (b)	9,206	1,551,303
Inogen Inc (b)	8,643	55,747
Inspire Medical Systems Inc (b)	9,635	483,773
Integer Holdings Corp (b)	12,481	1,512,822
Integra LifeSciences Holdings Corp (b)	24,596	409,523
iRadimed Corp	3,014	273,852
iRhythm Technologies Inc (b)	12,155	1,424,201
Kestra Medical Technologies Ltd (b)	7,123	162,618
Lantheus Holdings Inc (b)	24,022	2,393,552
LeMaitre Vascular Inc	7,764	786,648
LivaNova PLC (b)	20,320	1,628,445
Medline Inc Class A	148,647	5,838,855
Merit Medical Systems Inc (b)	21,939	1,865,034
Microbot Medical Inc (b)(c)	23,434	40,306
Neogen Corp (b)	80,387	967,859
NeuroPace Inc (b)	9,180	118,330
Novocure Ltd (b)	38,763	575,243
Omnicell Inc (b)	16,788	593,792
OraSure Technologies Inc (b)	25,821	104,575
Orthofix Medical Inc (b)	15,072	177,850
OrthoPediatrics Corp (b)	6,360	128,408
Penumbra Inc (b)	14,499	4,656,934
Procept Biorobotics Corp (b)(c)	20,988	390,797
Pulse Biosciences Inc (b)(c)	6,901	242,432
QuidelOrtho Corp (b)	25,317	424,566
RxSight Inc (b)	12,367	74,326
SANUWAVE Health Inc (b)(c)	2,389	14,740
Senseonics Holdings Inc (b)(c)	18,080	90,942
SI-BONE Inc (b)	14,822	263,239
Sight Sciences Inc (b)	12,918	67,949
Solventum Corp (b)	54,339	4,642,724
STAAR Surgical Co (b)	18,404	448,321
Stereotaxis Inc (b)	28,245	35,589
Streamex Corp (b)(c)	39,990	28,389
Tactile Systems Technology Inc (b)	8,492	239,220
Tandem Diabetes Care Inc (b)	25,157	490,562
Teleflex Inc	16,370	2,237,943
TransMedics Group Inc (b)	12,734	974,278
UFP Technologies Inc (b)(c)	2,851	726,378
Varex Imaging Corp (b)	15,757	176,321
		63,183,860
Health Care Providers & Services - 2.7%
Acadia Healthcare Co Inc (b)	33,859	1,002,904
Accendra Health Inc (b)	26,450	81,730
AdaptHealth Corp (b)	39,855	430,434
Addus HomeCare Corp (b)	6,758	780,414
agilon health Inc (b)	4,605	421,864
Alignment Healthcare Inc (b)	61,154	908,137
AMN Healthcare Services Inc (b)	14,370	483,263
Ardent Health Inc (b)	8,754	93,405
Astrana Health Inc (b)	15,699	558,256
Aveanna Healthcare Holdings Inc (b)	27,058	254,075
BrightSpring Health Services Inc (b)	58,436	3,489,214
Brookdale Senior Living Inc (b)	88,116	1,286,494
Castle Biosciences Inc (b)	11,339	317,492
Chemed Corp	4,902	2,609,090
Clover Health Investments Corp Class A (b)	149,006	621,355
Community Health Systems Inc (b)(c)	42,962	119,864
Concentra Group Holdings Parent Inc	43,821	1,386,935
CorVel Corp (b)	11,555	693,993
DaVita Inc (b)	11,840	2,842,666
Encompass Health Corp	36,633	4,068,827
Ensign Group Inc/The	21,386	3,810,130
Fulgent Genetics Inc (b)	6,948	114,989
GeneDx Holdings Corp Class A (b)	8,092	526,870
Guardant Health Inc (b)	48,948	7,929,087
Guardian Pharmacy Services Inc Class A (b)	10,332	408,424
HealthEquity Inc (b)	31,147	3,133,700
Henry Schein Inc (b)	35,749	3,065,477
Hims & Hers Health Inc Class A (b)(c)	78,276	2,173,725
Hinge Health Inc Class A (b)	11,672	872,015
Infusystem Holdings Inc (b)	7,175	65,579
LifeStance Health Group Inc (b)	84,442	884,952
Molina Healthcare Inc (b)	19,215	3,758,838
National HealthCare Corp	4,612	1,042,450
NeoGenomics Inc (b)	47,891	732,253
NRC Health Class A	4,958	96,731
Nutex Health Inc (b)	1,861	274,367
Oncology Institute Inc/The (b)	25,775	125,267
OPKO Health Inc (b)	156,278	206,287
Option Care Health Inc (b)	57,858	1,332,470
PACS Group Inc (b)	16,322	750,975
Pediatrix Medical Group Inc (b)	29,686	786,976
Pennant Group Inc/The (b)	12,941	521,781
Privia Health Group Inc (b)	43,775	1,036,154
Progyny Inc (b)	26,949	838,922
RadNet Inc (b)	26,088	1,663,893
Sonida Senior Living Inc (b)	11,329	457,238
Strata Critical Medical Inc (b)	7,603	38,166
Surgery Partners Inc (b)	28,468	438,407
Talkspace Inc Class A (b)	51,818	270,490
Tenet Healthcare Corp (b)	31,798	8,101,494
Universal Health Services Inc Class B	19,666	3,312,541
US Physical Therapy Inc	5,614	443,843
Viemed Healthcare Inc (b)	12,516	146,062
		71,810,965
Health Care Technology - 0.2%
Certara Inc (b)(c)	43,156	349,564
Claritev Corp Class A (b)	2,921	66,336
Doximity Inc Class A (b)	49,219	1,029,170
Evolent Health Inc Class A (b)	41,472	128,148
GoodRx Holdings Inc Class A (b)	34,201	104,997
Health Catalyst Inc (b)	28,602	59,778
HealthStream Inc	8,695	243,808
HeartFlow Inc (b)	6,739	170,025
LifeMD Inc (b)(c)	14,815	51,853
OptimizeRx Corp (b)	5,847	35,374
Phreesia Inc (b)	21,189	227,358
Schrodinger Inc/United States (b)	20,882	316,153
Simulations Plus Inc (b)(c)	6,028	109,890
Teladoc Health Inc (b)(c)	66,554	446,577
Waystar Holding Corp (b)	42,455	896,225
		4,235,256
Life Sciences Tools & Services - 1.5%
10X Genomics Inc Class A (b)	43,235	2,043,718
Adaptive Biotechnologies Corp (b)	45,424	1,025,220
Avantor Inc (b)	252,166	3,474,847
Azenta Inc (b)	15,106	424,932
Bio-Rad Laboratories Inc Class A (b)	6,648	2,163,791
Bio-Techne Corp	57,795	4,166,442
BioLife Solutions Inc (b)	14,645	458,096
Bruker Corp	41,100	2,582,724
Charles River Laboratories International Inc (b)	17,799	4,138,445
Codexis Inc (b)	28,166	39,432
CryoPort Inc (b)	18,591	280,538
Cytek Biosciences Inc (b)	41,972	177,122
Fortrea Holdings Inc (b)	34,787	666,867
Ginkgo Bioworks Holdings Inc Class A (b)(c)	17,687	143,088
Lifecore Biomedical Inc (b)	13,972	61,756
Maravai LifeSciences Holdings Inc Class A (b)	46,587	306,077
MaxCyte Inc (b)	38,185	40,094
Medpace Holdings Inc (b)	8,331	4,807,904
Mesa Laboratories Inc	2,040	205,652
Pacific Biosciences of California Inc (b)	112,506	157,508
Personalis Inc (b)	25,363	321,096
Quanterix Corp (b)	15,213	52,941
Quantum-Si Inc Class A (b)	62,401	44,454
Repligen Corp (b)	19,608	2,764,924
Revvity Inc	41,202	4,636,050
Sotera Health Co (b)	97,649	1,744,011
Standard BioTools Inc (b)	113,020	98,101
Tempus AI Inc Class A (b)(c)	37,931	1,664,033
		38,689,863
Pharmaceuticals - 2.0%
Aclaris Therapeutics Inc (b)	45,972	239,054
Alumis Inc (b)	31,551	891,316
Amneal Intermediate Inc Class A (b)	63,492	1,163,173
Amphastar Pharmaceuticals Inc (b)	12,376	246,777
Amylyx Pharmaceuticals Inc (b)	31,251	634,708
ANI Pharmaceuticals Inc (b)	6,762	535,821
Aquestive Therapeutics Inc (b)(c)	34,048	125,807
Arvinas Inc (b)	24,093	193,467
AtaiBeckley Inc (b)	72,076	517,506
Atea Pharmaceuticals Inc (b)	27,358	128,583
Axsome Therapeutics Inc (b)	15,964	3,479,992
BioAge Labs Inc (b)	11,714	105,895
Collegium Pharmaceutical Inc (b)	12,048	426,379
Contineum Therapeutics Inc Class A (b)	9,486	146,938
Corcept Therapeutics Inc (b)	35,306	4,042,184
CorMedix Inc (b)(c)	27,093	204,010
Crinetics Pharmaceuticals Inc (b)	38,952	3,253,271
Definium Therapeutics Inc (b)	47,936	2,086,175
Edgewise Therapeutics Inc (b)	27,752	1,066,509
Elanco Animal Health Inc (b)	184,458	4,864,157
Enliven Therapeutics Inc (b)	20,060	1,099,489
Eton Pharmaceuticals Inc (b)	8,689	403,343
Evolus Inc (b)	24,374	142,344
EyePoint Inc (b)	29,226	358,019
Filana Therapeutics Inc (b)	16,078	16,238
Fulcrum Therapeutics Inc (b)	17,063	61,086
Harmony Biosciences Holdings Inc (b)	14,884	524,512
Harrow Inc (b)(c)	12,189	472,568
Indivior Pharmaceuticals Inc	44,883	1,795,769
Innoviva Inc (b)	25,975	544,696
Jazz Pharmaceuticals PLC (b)	23,145	5,852,445
LB Pharmaceuticals Inc	8,988	360,239
LENZ Therapeutics Inc (b)(c)	7,629	40,433
Lexicon Pharmaceuticals Inc (b)	83,048	191,841
Ligand Pharmaceuticals Inc (b)	7,383	2,122,908
Liquidia Corp (b)	25,943	2,182,066
Maze Therapeutics Inc (b)	10,336	278,245
MBX Biosciences Inc (b)	9,798	645,982
Nektar Therapeutics (b)	12,502	883,516
Neumora Therapeutics Inc (b)	36,809	59,262
Nuvation Bio Inc Class A (b)	89,529	566,719
Ocular Therapeutix Inc (b)	64,762	529,106
Omeros Corp (b)(c)	26,557	314,435
Organon & Co	96,655	1,309,675
Pacira BioSciences Inc (b)	14,557	384,450
Perrigo Co PLC	52,100	526,731
Phathom Pharmaceuticals Inc (b)(c)	18,760	164,150
Phibro Animal Health Corp Class A	7,792	283,083
Prestige Consumer Healthcare Inc (b)	17,505	879,101
Rapport Therapeutics Inc (b)	10,740	440,125
Septerna Inc (b)	8,390	289,036
SIGA Technologies Inc	15,395	50,342
Supernus Pharmaceuticals Inc (b)	21,616	964,722
Tarsus Pharmaceuticals Inc (b)	14,592	861,512
Theravance Biopharma Inc (b)	14,061	237,068
Third Harmonic Bio Inc (b)(d)	6,611	0
Trevi Therapeutics Inc (b)	43,487	793,638
WaVe Life Sciences Ltd (b)	55,823	307,585
Xeris Biopharma Holdings Inc (b)	63,358	511,933
Zevra Therapeutics Inc (b)	21,511	204,570
		52,004,704
TOTAL HEALTH CARE		389,192,794
Industrials - 17.9%
Aerospace & Defense - 1.5%
AAR Corp (b)	14,456	2,024,418
AeroVironment Inc (b)(c)	11,884	1,775,113
AerSale Corp (b)	10,955	67,921
AIRO Group Holdings Inc (b)(c)	3,516	23,697
Archer Aviation Inc Class A (b)(c)	236,503	1,097,374
Astronics Corp (b)	14,268	991,483
BWX Technologies Inc	33,795	5,701,217
Byrna Technologies Inc (b)	6,250	28,438
Cadre Holdings Inc	11,279	347,732
Ducommun Inc (b)	5,116	915,866
Eve Holding Inc Class A (b)(c)	35,332	81,970
Hexcel Corp	27,821	2,864,172
Huntington Ingalls Industries Inc	14,559	4,752,786
Innovative Solutions And Support Inc (b)	4,625	84,591
Intuitive Machines Inc Class A (b)(c)	46,497	573,773
Karman Holdings Inc (b)	33,804	1,627,663
Kratos Defense & Security Solutions Inc (b)	69,308	3,229,753
Leonardo DRS Inc	28,540	1,314,267
Loar Holdings Inc (b)(c)	13,144	899,707
Mercury Systems Inc (b)	19,490	1,892,479
Moog Inc Class A	10,504	4,094,984
National Presto Industries Inc	1,954	237,255
Park Aerospace Corp	6,678	226,384
Red Cat Holdings Inc (b)(c)	48,326	363,895
Redwire Corp Class A (b)(c)	40,735	351,136
StandardAero Inc (b)	69,784	2,045,369
V2X Inc (b)	7,524	678,966
Virgin Galactic Holdings Inc Class A (b)(c)	36,868	94,013
Voyager Technologies Inc Class A (b)(c)	4,965	121,791
VSE Corp	10,343	2,010,576
		40,518,789
Air Freight & Logistics - 0.1%
Forward Air Corp Class Common Stock (b)	8,219	115,477
GXO Logistics Inc (b)	42,447	2,129,142
Hub Group Inc Class A	22,461	1,045,110
		3,289,729
Building Products - 2.0%
A O Smith Corp	41,356	2,486,736
AAON Inc	25,122	2,237,365
Advanced Drainage Systems Inc	26,443	3,661,827
Allegion plc	31,692	4,988,321
Apogee Enterprises Inc	7,965	315,414
Armstrong World Industries Inc	15,743	2,749,672
AZZ Inc	11,030	1,596,262
Builders FirstSource Inc (b)	39,740	2,640,326
CSW Industrials Inc	6,066	1,934,629
Fortune Brands Innovations Inc	44,050	2,169,903
Gibraltar Industries Inc (b)	10,975	463,804
Griffon Corp	14,134	1,217,927
Hayward Holdings Inc (b)	73,290	1,108,878
Insteel Industries Inc	7,205	220,832
Janus International Group Inc (b)	49,846	255,710
JELD-WEN Holding Inc (b)	29,748	42,241
Louisiana-Pacific Corp	23,450	1,698,484
Masterbrand Inc (b)	74,885	617,801
Modine Manufacturing Co (b)	19,450	3,910,617
Owens Corning	29,765	4,134,359
Quanex Building Products Corp	16,870	300,961
Resideo Technologies Inc (b)	51,317	1,760,173
Simpson Manufacturing Co Inc	15,184	2,850,644
Tecnoglass Holdings Inc	9,184	398,953
Trex Co Inc (b)	38,285	1,660,038
UFP Industries Inc	20,842	1,807,835
Zurn Elkay Water Solutions Corp	54,753	2,765,574
		49,995,286
Commercial Services & Supplies - 1.3%
ABM Industries Inc	21,603	1,035,000
ACCO Brands Corp	35,976	151,819
ACV Auctions Inc Class A (b)	64,206	480,903
Brady Corp Class A	16,108	1,518,501
BrightView Holdings Inc (b)	25,465	332,064
Brink's Co/The	15,180	1,798,071
Casella Waste Systems Inc Class A (b)	23,091	2,071,494
Clean Harbors Inc (b)	18,314	5,730,084
CoreCivic Inc (b)	36,333	1,086,357
Deluxe Corp	16,858	436,116
Ennis Inc	9,355	203,939
GEO Group Inc/The (b)	48,441	1,496,342
Healthcare Services Group Inc (b)	25,404	591,913
HNI Corp	25,754	1,159,188
Interface Inc	21,464	735,357
Liquidity Services Inc (b)	8,908	347,234
MillerKnoll Inc	25,437	572,841
MSA Safety Inc	13,401	2,549,808
Onterris Inc (b)	12,527	262,942
OPENLANE Inc (b)	39,125	1,555,610
Perma-Fix Environmental Services Inc (b)(c)	6,463	107,285
Pitney Bowes Inc	46,038	807,046
Quad/Graphics Inc Class A	11,755	122,134
Rollins Inc	108,375	4,114,999
Tetra Tech Inc	95,816	3,177,259
UniFirst Corp/MA	5,367	1,572,424
Vestis Corp (b)	41,464	599,569
		34,616,299
Construction & Engineering - 2.0%
AECOM	47,447	3,434,688
Ameresco Inc Class A (b)	11,155	235,036
API Group Corp (b)	142,293	5,646,186
Arcosa Inc	18,093	2,627,104
Argan Inc	5,150	2,937,715
Bowman Consulting Group Ltd (b)	5,375	144,319
Centuri Holdings Inc (b)	31,308	871,615
Construction Partners Inc Class A (b)	17,682	1,827,435
Dycom Industries Inc (b)	11,085	4,445,861
Everus Construction Group Inc (b)	18,879	2,367,993
Fluor Corp (b)	51,604	2,588,973
Granite Construction Inc	16,144	1,952,940
IES Holdings Inc (b)	3,241	2,413,054
Legence Corp Class A	19,596	1,252,772
Limbach Holdings Inc (b)	4,202	301,283
Matrix Service Co (b)	10,428	120,964
MYR Group Inc (b)	5,762	1,920,014
NWPX Infrastructure Inc (b)	3,552	437,180
Orion Group Holdings Inc (b)	14,170	138,583
Primoris Services Corp	20,002	1,688,369
Sterling Infrastructure Inc (b)	11,337	6,765,581
Terrestrial Energy Inc Class A (b)(c)	19,803	97,232
Tutor Perini Corp	16,280	1,363,450
Valmont Industries Inc	7,170	3,453,789
WillScot Holdings Corp	66,704	1,619,573
		50,651,709
Electrical Equipment - 1.7%
Acuity Inc	11,118	3,651,040
Allient Inc	5,522	482,954
American Superconductor Corp (b)	17,601	516,941
Amprius Technologies Inc (b)	52,435	503,376
Array Technologies Inc (b)(c)	56,854	296,778
Atkore Inc	12,505	912,365
Babcock & Wilcox Enterprises Inc (b)	43,223	402,838
Blink Charging Co (b)	49,620	25,653
ChargePoint Holdings Inc Class A (b)(c)	7,579	41,381
Energy Vault Holdings Inc Class A (b)(c)	43,989	125,369
EnerSys	13,618	2,533,629
Enovix Corp Class B (b)(c)	71,017	290,460
Eos Energy Enterprises Inc (b)(c)	124,373	420,381
Fluence Energy Inc Class A (b)(c)	31,238	435,145
FuelCell Energy Inc (b)	19,533	422,108
Generac Holdings Inc (b)	21,714	4,280,047
GrafTech International Ltd (b)	7,100	47,712
Hyliion Holdings Corp Class A (b)	47,248	168,203
KULR Technology Group Inc (b)(c)	14,832	39,305
LSI Industries Inc	13,639	319,016
NANO Nuclear Energy Inc (b)(c)	14,395	229,024
NeoVolta Inc (b)(c)	13,694	28,894
Nextpower Inc Class A (b)	54,827	4,927,302
NuScale Power Corp Class A (b)(c)	78,707	662,713
nVent Electric PLC	59,733	9,188,727
Plug Power Inc (b)(c)	512,642	1,056,043
Powell Industries Inc	10,507	2,192,601
Power Solutions International Inc (b)	2,495	68,887
Preformed Line Products Co	959	342,344
Regal Rexnord Corp	24,581	5,044,759
Sensata Technologies Holding PLC	53,694	2,485,495
SES AI Corp Class A (b)	93,331	51,369
Shoals Technologies Group Inc (b)	61,744	539,643
Sunrun Inc (b)	87,886	862,162
Vicor Corp (b)	8,629	1,789,396
		45,384,060
Ground Transportation - 0.9%
ArcBest Corp	8,208	1,184,825
Avis Budget Group Inc (b)(c)	6,264	860,924
Covenant Logistics Group Inc Class A	5,591	198,592
Ftai Infrastructure Inc	43,842	163,530
Heartland Express Inc	16,964	207,470
Hertz Global Holdings Inc (b)(c)	44,312	70,234
Knight-Swift Transportation Holdings Inc	59,915	4,165,890
Landstar System Inc	12,544	2,192,315
Lyft Inc Class A (b)	140,207	2,223,683
Marten Transport Ltd	21,467	317,497
Proficient Auto Logistics Inc (b)	8,403	57,476
RXO Inc (b)	60,923	1,233,691
Ryder System Inc	14,283	3,662,447
Saia Inc (b)	9,855	3,425,894
Schneider National Inc Class B	18,427	658,581
U-Haul Holding Co (b)(c)	4,031	285,838
U-Haul Holding Co Class N	36,042	2,255,509
Werner Enterprises Inc	22,248	832,520
		23,996,916
Machinery - 4.8%
3D Systems Corp (b)(c)	54,088	142,792
AGCO Corp	22,209	2,268,871
AirJoule Technologies Corp Class A (b)(c)	11,337	47,956
Alamo Group Inc	4,006	637,274
Albany International Corp Class A	10,547	785,857
Alliance Laundry Holdings Inc	13,780	363,379
Allison Transmission Holdings Inc	30,599	3,504,809
Astec Industries Inc	8,541	432,687
Atmus Filtration Technologies Inc	30,076	1,552,824
Blue Bird Corp (b)	11,710	871,107
CECO Environmental Corp (b)	19,550	1,288,150
CNH Industrial NV Class A	324,921	3,330,440
Columbus McKinnon Corp/NY	11,080	212,404
Crane Co	18,108	3,865,334
Donaldson Co Inc	42,769	4,030,551
Douglas Dynamics Inc	8,578	378,547
Energy Recovery Inc (b)	18,866	163,191
Enerpac Tool Group Corp Class A	19,042	680,561
Enpro Inc	7,811	2,452,029
Esab Corp (c)	21,088	1,824,745
ESCO Technologies Inc	9,558	3,013,542
Federal Signal Corp	22,539	2,816,248
Flowserve Corp	47,227	3,588,780
Franklin Electric Co Inc	14,014	1,467,546
FreightCar America Inc (b)	4,987	39,746
Gates Industrial Corp Ltd	93,579	2,618,340
Gorman-Rupp Co/The	7,724	627,112
Graco Inc	61,218	4,859,485
Graham Corp (b)	4,043	387,724
Greenbrier Cos Inc/The	11,416	562,238
Helios Technologies Inc	12,196	950,190
Hillman Solutions Corp (b)	72,403	569,812
Hyster-Yale Inc Class A	4,535	151,605
ITT Inc	33,000	6,467,341
JBT Marel Corp	19,232	2,663,055
Kadant Inc	4,354	1,338,855
Kennametal Inc	28,118	955,168
Lincoln Electric Holdings Inc	20,233	5,287,085
Lindsay Corp	3,844	425,992
Manitowoc Co Inc/The (b)	13,206	182,903
Mayville Engineering Co Inc (b)	5,424	139,234
Microvast Holdings Inc (b)(c)	71,142	57,419
Middleby Corp/The (b)	15,349	2,050,319
Miller Industries Inc/TN	4,168	209,650
Mueller Industries Inc	81,671	5,423,771
Mueller Water Products Inc Class A1	57,576	1,453,218
Nordson Corp	19,553	5,822,492
Oshkosh Corp	23,037	3,280,699
Palladyne AI Corp Class A (b)(c)	13,373	69,941
Pentair PLC	59,656	3,903,889
Perma-Pipe International Holdings Inc (b)	3,234	78,101
Proto Labs Inc (b)	8,819	661,866
RBC Bearings Inc (b)	11,639	6,416,697
Richtech Robotics Inc Class B (b)(c)	56,425	80,124
SPX Technologies Inc (b)	18,491	4,060,993
Standex International Corp	4,463	1,323,280
Stanley Black & Decker Inc	57,406	5,429,459
Symbotic Inc Class A (b)(c)	22,069	950,070
Taylor Devices Inc (b)	1,191	61,134
Tennant CO	6,305	529,809
Terex Corp	42,176	2,650,340
Timken Co/The	23,352	3,212,068
Titan International Inc (b)	18,326	132,314
Toro Co/The	35,742	3,283,618
Trinity Industries Inc	29,275	914,551
Velo3D Inc Class A (b)(c)	6,454	65,379
Wabash National Corp	15,132	190,058
Watts Water Technologies Inc Class A	10,143	3,507,348
Worthington Enterprises Inc	11,535	648,382
		124,412,498
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	14,222	363,230
Kirby Corp (b)	19,713	2,585,163
Matson Inc	11,158	2,260,499
Pangaea Logistics Solutions Ltd	13,152	100,087
		5,308,979
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)(c)	41,234	1,956,553
Allegiant Travel Co (b)	8,245	808,670
American Airlines Group Inc (b)	244,219	3,729,225
Frontier Group Holdings Inc (b)	20,905	141,109
JetBlue Airways Corp (b)	109,678	661,358
Joby Aviation Inc Class A (b)(c)	90,749	648,855
SkyWest Inc (b)	14,630	1,564,971
		9,510,741
Professional Services - 1.7%
Alight Inc Class A	8,694	147,624
Amentum Holdings Inc (b)	56,652	1,257,674
Barrett Business Services Inc	9,082	354,561
BlackSky Technology Inc Class A (b)(c)	11,619	267,818
Booz Allen Hamilton Holding Corp Class A	44,536	3,105,050
CACI International Inc (b)	8,151	4,057,160
Cbiz Inc (b)	17,679	973,759
Clarivate PLC (b)(c)	158,620	314,068
Concentrix Corp (c)	16,053	394,904
Conduent Inc (b)	58,520	91,876
CRA International Inc	2,398	429,314
ExlService Holdings Inc (b)	56,184	1,906,323
Exponent Inc	17,890	1,195,947
First Advantage Corp (b)(c)	29,125	577,840
Franklin Covey Co (b)(c)	3,409	73,123
FTI Consulting Inc (b)	10,888	1,735,329
Genpact Ltd	58,234	2,048,090
Huron Consulting Group Inc (b)	5,602	850,216
ICF International Inc	6,695	541,759
Innodata Inc (b)	12,081	759,049
Insperity Inc	13,435	679,945
KBR Inc	46,691	1,709,358
Kelly Services Inc Class A	11,238	166,772
Kforce Inc	5,866	333,013
Korn Ferry	19,137	1,574,401
Legalzoom.com Inc (b)	41,369	325,574
ManpowerGroup Inc	17,233	903,354
Maximus Inc	19,372	1,167,163
Mistras Group Inc (b)	6,818	103,702
Parsons Corp (b)	19,691	870,539
Paycom Software Inc	15,308	2,509,900
Paylocity Holding Corp (b)	16,007	2,207,285
Planet Labs PBC Class A (b)(c)	108,211	2,216,161
Resolute Holdings Management Inc (b)(c)	1,314	162,621
Resources Connection Inc	11,648	50,902
Robert Half Inc (c)	37,133	1,403,627
Science Applications International Corp	15,902	1,862,601
Spire Global Inc Class A (b)(c)	13,056	149,622
TIC Solutions Inc (b)	66,374	485,194
TriNet Group Inc	10,534	693,453
TrueBlue Inc (b)	11,249	79,643
UL Solutions Inc Class A (c)	28,736	2,633,367
Upwork Inc (b)(c)	45,805	419,574
Verra Mobility Corp Class A (b)	57,523	304,297
Willdan Group Inc (b)	5,278	361,701
		44,455,253
Trading Companies & Distributors - 1.3%
Alta Equipment Group Inc Class A (b)	6,749	44,408
Applied Industrial Technologies Inc	13,646	4,710,737
BlueLinx Holdings Inc (b)	2,927	158,702
Boise Cascade Co	13,016	994,162
Core & Main Inc Class A (b)	69,501	3,055,959
Custom Truck One Source Inc Class A (b)	22,283	226,172
DNOW Inc (b)	67,338	950,813
DXP Enterprises Inc/TX (b)	4,636	727,945
GATX Corp	13,076	2,338,904
Global Industrial Co	5,274	188,493
Herc Holdings Inc	11,324	1,700,185
Hudson Technologies Inc (b)	13,306	80,368
Karat Packaging Inc	3,200	128,768
McGrath RentCorp	9,033	1,040,150
MSC Industrial Direct Co Inc Class A	16,918	2,087,681
NPK International Inc (b)	31,224	389,988
QXO Inc (b)(c)	306,398	4,075,093
Rush Enterprises Inc Class A	22,635	1,806,047
Rush Enterprises Inc Class B	3,008	233,811
SiteOne Landscape Supply Inc (b)	16,319	1,541,166
Titan Machinery Inc (b)	7,211	122,515
Transcat Inc (b)	3,441	293,758
Wesco International Inc	17,973	6,173,547
Willis Lease Finance Corp	3,492	249,084
Xometry Inc Class A (b)	17,671	1,514,758
		34,833,214
TOTAL INDUSTRIALS		466,973,473
Information Technology - 14.3%
Communications Equipment - 0.6%
ADTRAN Holdings Inc (b)	27,251	231,906
Applied Optoelectronics Inc (b)	27,855	2,627,284
Aviat Networks Inc (b)	4,333	88,740
BK Technologies Corp (b)	1,382	110,560
Calix Inc (b)	21,432	769,409
Clearfield Inc (b)	4,238	128,242
Digi International Inc (b)	13,924	970,781
Extreme Networks Inc (b)	48,112	1,450,096
Harmonic Inc (b)	40,129	463,490
Lantronix Inc (b)	13,847	74,496
Netgear Inc (b)	9,889	238,918
NetScout Systems Inc (b)	24,952	1,014,798
Ondas Inc (b)(c)	182,887	1,369,824
Ribbon Communications Inc (b)	33,780	72,288
Viasat Inc (b)	50,101	3,854,270
Viavi Solutions Inc (b)	86,284	3,188,194
Vistance Networks Inc	83,197	976,733
		17,630,029
Electronic Equipment, Instruments & Components - 2.8%
908 Devices Inc (b)	10,891	87,237
Advanced Energy Industries Inc	14,033	4,062,834
Aeva Technologies Inc (b)(c)	10,693	187,555
Arlo Technologies Inc (b)	39,849	586,577
Arrow Electronics Inc (b)	18,877	4,088,192
Avnet Inc	30,308	2,692,563
Badger Meter Inc (c)	10,747	1,443,859
Bel Fuse Inc Class A	616	137,448
Bel Fuse Inc Class B	4,456	1,211,898
Belden Inc	14,342	1,779,125
Benchmark Electronics Inc	13,321	1,062,616
Climb Global Solutions Inc	6,131	164,372
Cognex Corp	61,499	4,012,195
Crane NXT Co	18,210	946,010
CTS Corp	10,571	677,813
Daktronics Inc (b)	15,230	301,097
ePlus Inc	9,672	893,790
Evolv Technologies Holdings Inc Class A (b)	53,064	293,444
Frequency Electronics Inc (b)(c)	2,549	147,766
Insight Enterprises Inc (b)	11,163	1,439,246
IPG Photonics Corp (b)	9,396	799,224
Itron Inc (b)	16,379	1,632,331
Kimball Electronics Inc (b)	9,040	223,559
Knowles Corp (b)	31,544	1,154,195
LightPath Technologies Inc Class A (b)(c)	20,684	214,493
Lightwave Logic Inc (b)(c)	55,322	357,380
Littelfuse Inc	9,330	4,125,073
M-Tron Industries Inc (b)	1,394	114,838
Methode Electronics Inc	13,275	185,717
MicroVision Inc (b)(c)	116,078	30,877
Mirion Technologies Inc Class A (b)	90,445	1,354,866
Napco Security Technologies Inc	13,143	487,342
nLight Inc (b)	20,888	1,437,094
Novanta Inc (b)(c)	13,119	1,870,113
OSI Systems Inc (b)	5,724	1,267,236
Ouster Inc Class A (b)(c)	23,417	913,497
PC Connection Inc	4,144	346,936
Plexus Corp (b)	9,888	2,485,250
Powerfleet Inc NJ (b)(c)	43,875	171,990
Ralliant Corp	41,348	2,702,919
Rogers Corp (b)	6,127	756,501
Sanmina Corp (b)	19,773	3,669,078
ScanSource Inc (b)	6,909	391,188
SmartRent Inc Class A (b)	71,684	72,401
TD SYNNEX Corp	27,596	7,056,297
TTM Technologies Inc (b)	38,312	4,422,737
Vishay Intertechnology Inc	45,834	1,568,439
Vishay Precision Group Inc (b)	4,566	420,300
Vontier Corp	51,770	1,663,370
Vuzix Corp (b)	25,638	59,737
Zebra Technologies Corp Class A (b)	17,582	5,165,943
		73,336,558
IT Services - 0.9%
Amdocs Ltd	39,724	2,213,421
Applied Digital Corp (b)(c)	93,957	2,573,482
Backblaze Inc Class A (b)	21,943	301,058
BigBear.ai Holdings Inc (b)(c)	175,800	490,482
Commerce.com Inc (b)	28,889	90,423
DigitalOcean Holdings Inc (b)	30,018	3,527,115
DXC Technology Co (b)	60,054	675,007
EPAM Systems Inc (b)	19,297	2,036,991
Everforth Inc (b)	15,150	430,866
Fastly Inc Class A (b)	54,377	1,232,183
Gartner Inc (b)	24,703	3,730,647
GoDaddy Inc Class A (b)	48,835	4,040,609
Grid Dynamics Holdings Inc (b)	23,647	162,928
Hackett Group Inc/The	8,294	88,912
Information Services Group Inc	13,682	56,917
Kyndryl Holdings Inc (b)	83,208	1,127,468
Rackspace Technology Inc (b)(c)	37,840	156,279
TSS Inc/MD (b)(c)	8,569	85,004
Unisys Corp (b)	26,184	75,148
Whitefiber Inc (b)(c)	3,707	87,856
		23,182,796
Semiconductors & Semiconductor Equipment - 3.6%
Aehr Test Systems (b)	10,904	872,102
Aeluma Inc (b)(c)	4,392	71,150
Alpha & Omega Semiconductor Ltd (b)	9,074	288,009
Ambarella Inc (b)	15,343	1,319,498
Ambiq Micro Inc (b)	3,340	212,391
Amkor Technology Inc	42,186	2,103,816
Astera Labs Inc (b)	49,356	15,361,068
Atomera Inc (b)(c)	14,379	74,196
Axcelis Technologies Inc (b)	11,335	1,477,857
AXT Inc (b)	22,089	1,334,838
Blaize Holdings Inc Class A (b)(c)	29,452	23,275
Cerebras Systems Inc Class A (b)	12,736	2,530,771
CEVA Inc (b)	10,216	333,552
Cirrus Logic Inc (b)	18,834	2,436,178
Cohu Inc (b)	17,397	834,882
Diodes Inc (b)	16,955	1,395,736
Enphase Energy Inc (b)	48,630	1,825,570
Everspin Technologies Inc (b)	7,157	103,991
FormFactor Inc (b)	28,814	3,060,047
GlobalFoundries Inc	38,460	1,922,615
GSI Technology Inc (b)(c)	11,467	64,330
Ichor Holdings Ltd (b)	12,792	962,854
Impinj Inc (b)	10,004	1,514,205
Kopin Corp (b)(c)	65,339	229,993
Lattice Semiconductor Corp (b)	50,621	6,290,672
MaxLinear Inc (b)	31,098	2,077,968
MKS Inc	24,949	7,421,080
Navitas Semiconductor Corp Class A (b)	74,293	806,822
NVE Corp	1,827	212,425
Onto Innovation Inc (b)	18,356	4,746,494
PDF Solutions Inc (b)	13,884	639,914
Penguin Solutions Inc (b)	16,991	894,236
Photronics Inc (b)	21,829	661,200
Power Integrations Inc	20,550	1,247,591
Qorvo Inc (b)	29,555	2,676,796
QuickLogic Corp (b)	5,837	76,523
Rambus Inc (b)	39,893	3,631,460
Rigetti Computing Inc Class A (b)(c)	122,702	1,834,395
Semtech Corp (b)	34,352	4,047,353
Silicon Laboratories Inc (b)	12,145	2,641,538
SiTime Corp (b)	8,180	4,377,936
SkyWater Technology Inc (b)	10,454	342,825
Skyworks Solutions Inc (c)	55,565	3,460,588
SolarEdge Technologies Inc (b)(c)	22,365	921,438
Synaptics Inc (b)	14,243	1,528,559
Ultra Clean Holdings Inc (b)	16,528	1,376,948
Universal Display Corp	16,093	1,290,015
Veeco Instruments Inc (b)	22,562	1,128,100
Wolfspeed Inc (c)	11,116	262,560
		94,948,360
Software - 5.5%
8x8 Inc (b)	51,678	98,188
A10 Networks Inc	26,596	786,444
ACI Worldwide Inc (b)	37,600	2,155,608
Adeia Inc	40,842	1,088,439
Agilysys Inc (b)	9,386	987,032
Alarm.com Holdings Inc (b)	18,284	1,001,049
Alkami Technology Inc (b)(c)	29,599	537,814
Amplitude Inc Class A (b)	34,791	308,944
Appfolio Inc Class A (b)	8,859	1,596,303
Appian Corp Class A (b)	14,785	398,604
Arteris Inc (b)	12,236	365,612
Asana Inc Class A (b)(c)	35,492	295,293
Atlassian Corp Class A (b)	58,951	5,954,935
Aurora Innovation Inc Class A (b)(c)	464,691	2,997,257
AvePoint Inc Class A (b)	51,079	665,559
Bentley Systems Inc Class B	55,002	1,949,271
BILL Holdings Inc (b)	32,728	1,477,015
Bit Digital Inc (b)(c)	122,559	160,552
BitMine Immersion Technologies Inc (c)	210,472	3,636,956
Blackbaud Inc (b)	13,059	558,925
BlackLine Inc (b)	18,133	569,376
Blend Labs Inc Class A (b)	77,135	137,300
Box Inc Class A (b)	50,905	1,606,053
Braze Inc Class A (b)	36,354	905,942
C3.ai Inc Class A (b)(c)	47,671	437,620
Ccc Intelligent Solutions Holdings Inc Class A (b)	196,895	1,199,091
Cerence Inc (b)	16,763	142,821
Cipher Digital Inc (b)(c)	111,827	2,495,979
Circle Internet Group Inc Class A (b)(c)	21,214	1,328,209
Cleanspark Inc (b)(c)	94,486	1,300,127
Clear Secure Inc Class A	33,848	1,869,764
Commvault Systems Inc (b)	15,217	1,792,563
Consensus Cloud Solutions Inc (b)	6,796	247,374
Core Scientific Inc (b)	117,439	2,433,336
CS Disco Inc (b)	10,468	40,824
Daily Journal Corp (b)(c)	340	199,614
Digimarc Corp (c)	5,798	38,034
Digital Turbine Inc (b)	40,111	323,295
Docusign Inc (b)	71,639	3,927,966
Dolby Laboratories Inc Class A	22,296	1,311,228
Domo Inc Class B (b)(c)	14,438	53,276
Dropbox Inc Class A (b)	55,195	1,797,149
Dynatrace Inc (b)	108,656	4,815,634
eGain Corp (b)	6,285	42,864
Elastic NV (b)	33,609	2,211,136
Five9 Inc (b)	28,318	779,028
Freshworks Inc Class A (b)	78,067	886,451
Gen Digital Inc	203,591	5,588,573
Gitlab Inc Class A (b)	53,605	1,849,909
Guidewire Software Inc (b)	31,223	4,744,023
Hut 8 Corp (United States) (b)	36,972	3,979,296
I3 Verticals Inc Class A (b)(c)	6,201	130,593
Intapp Inc (b)	19,651	642,391
InterDigital Inc	9,548	2,910,469
Klaviyo Inc Class A (b)	52,048	928,536
Life360 Inc (b)(c)	29,892	1,615,663
LiveRamp Holdings Inc (b)	23,292	882,068
Manhattan Associates Inc (b)	21,888	4,188,488
MARA Holdings Inc (b)(c)	140,393	1,589,249
Mitek Systems Inc (b)	16,762	279,925
N-able Inc/US (b)(c)	27,841	130,296
nCino Inc (b)(c)	36,608	675,784
NCR Voyix Corp (b)(c)	50,821	420,290
Netskope Inc Class A (b)(c)	69,062	869,491
NextNav Inc Class A (b)	33,024	432,945
Nutanix Inc Class A (b)	97,922	5,778,377
OneSpan Inc	14,116	218,516
Ooma Inc (b)	9,525	207,169
PagerDuty Inc (b)	28,365	300,102
PAR Technology Corp (b)(c)	14,985	253,996
Pegasystems Inc	33,266	1,016,276
Pivotal Software Inc rights (b)(d)	5,101	0
Porch Group Inc (b)(c)	37,916	547,886
Procore Technologies Inc (b)	42,808	2,344,594
Progress Software Corp (b)	15,555	631,377
Q2 Holdings Inc (b)	23,083	1,405,062
Qualys Inc (b)	13,000	1,881,750
Rapid7 Inc (b)	21,730	209,695
Red Violet Inc (b)	4,875	338,228
Rekor Systems Inc (b)(c)	43,821	27,335
RingCentral Inc Class A	27,301	1,518,482
Riot Platforms Inc (b)	119,217	2,404,607
Rubrik Inc Class A (b)	59,364	4,295,579
Samsara Inc Class A (b)	136,847	5,100,288
SentinelOne Inc Class A (b)	123,363	2,351,299
ServiceTitan Inc Class A (b)	21,651	1,798,332
SoundHound AI Inc Class A (b)(c)	147,044	901,380
Sprinklr Inc Class A (b)	42,198	268,379
Sprout Social Inc Class A (b)	19,632	168,443
SPS Commerce Inc (b)	13,572	996,049
Telos Corp (b)	21,092	93,648
Tenable Holdings Inc (b)	40,632	1,326,228
Teradata Corp (b)(c)	34,648	1,073,742
Terawulf Inc (b)(c)	148,258	2,618,236
Thryv Holdings Inc (b)	15,402	62,378
UiPath Inc Class A (b)(c)	157,568	2,010,568
Unity Software Inc (b)	128,835	4,085,358
Varonis Systems Inc (b)	42,307	1,690,165
Veritone Inc (b)(c)	37,632	41,019
Vertex Inc Class A (b)	27,095	349,796
Viant Technology Inc Class A (b)	7,268	85,544
Weave Communications Inc (b)	24,852	162,532
Workiva Inc Class A (b)	19,293	1,153,721
Xperi Inc (b)	17,929	138,233
Yext Inc (b)(c)	31,701	173,087
Zeta Global Holdings Corp Class A (b)(c)	75,683	1,634,753
		143,432,052
Technology Hardware, Storage & Peripherals - 0.9%
Corsair Gaming Inc (b)(c)	17,679	187,574
Diebold Nixdorf Inc (b)	12,748	938,125
Eastman Kodak Co (b)	26,326	221,138
Everpure Inc Class A (b)	116,537	8,993,161
GPGI Inc Class A	66,080	872,256
Immersion Corp	10,435	78,889
IonQ Inc (b)(c)	137,671	5,016,731
One Stop Systems Inc (b)	8,147	99,638
Quantum Computing Inc (b)(c)	71,201	576,728
Super Micro Computer Inc (b)(c)	207,765	5,900,526
Turtle Beach Corp (b)(c)	5,421	66,407
Xerox Holdings Corp (c)	45,065	132,942
Xerox Holdings Corp warrants 2/14/2028 (b)	215	65
		23,084,180
TOTAL INFORMATION TECHNOLOGY		375,613,975
Materials - 3.4%
Chemicals - 1.7%
AdvanSix Inc	9,886	198,313
Alto Ingredients Inc (b)(c)	28,301	134,713
Arq Inc (b)	11,157	21,979
Ashland Inc	16,904	1,227,399
ASP Isotopes Inc (b)(c)	40,695	162,780
Aspen Aerogels Inc (b)	25,704	119,010
Avient Corp	33,930	1,232,338
Axalta Coating Systems Ltd (b)	78,950	2,827,200
Balchem Corp	11,831	1,982,343
Cabot Corp	19,117	1,682,678
Celanese Corp	40,364	1,805,078
Chemours Co/The	55,681	924,861
Eastman Chemical Co	42,267	2,956,577
Ecovyst Inc (b)	40,286	485,849
Element Solutions Inc	84,693	3,110,774
Flotek Industries Inc (b)(c)	5,194	122,267
FMC Corp	46,017	492,842
Hawkins Inc	7,686	984,039
HB Fuller Co	20,190	1,116,507
Huntsman Corp	61,286	598,151
Ingevity Corp (b)	12,768	933,468
Innospec Inc	9,161	787,663
Intrepid Potash Inc (b)	3,830	130,067
Koppers Holdings Inc	7,107	348,385
Kronos Worldwide Inc	8,190	49,304
LSB Industries Inc (b)	19,909	216,610
Mativ Holdings Inc	20,647	180,248
Minerals Technologies Inc	11,454	873,253
Mosaic Co/The	117,460	2,598,215
NewMarket Corp	2,815	2,393,200
Olin Corp	42,221	781,511
Perimeter Solutions Inc (b)	57,247	1,752,331
PureCycle Technologies Inc (b)(c)	52,018	331,355
Quaker Chemical Corp	5,082	815,763
Rayonier Advanced Materials Inc (b)	25,154	225,128
RPM International Inc	47,144	5,047,708
Scotts Miracle-Gro Co/The	16,555	1,087,332
Sensient Technologies Corp	15,738	1,946,318
Stepan Co	8,035	515,365
Tronox Holdings PLC	44,777	261,498
Westlake Corp	12,314	868,137
		44,328,557
Construction Materials - 0.1%
Eagle Materials Inc	11,575	2,372,181
Knife River Corp (b)	20,883	1,528,009
United States Lime & Minerals Inc	3,906	430,831
		4,331,021
Containers & Packaging - 0.6%
AptarGroup Inc	23,549	3,154,624
Ardagh Metal Packaging SA	53,761	254,290
Crown Holdings Inc	40,728	4,799,795
Graphic Packaging Holding CO	109,397	1,173,830
Greif Inc Class A	9,210	797,126
Greif Inc Class B	1,643	178,232
Myers Industries Inc	13,921	475,541
O-I Glass Inc (b)	56,427	403,453
Ranpak Holdings Corp Class A (b)	15,800	80,896
Silgan Holdings Inc	32,237	1,288,835
Sonoco Products Co	36,573	2,061,254
TriMas Corp	10,464	417,828
		15,085,704
Metals & Mining - 1.0%
Alcoa Corp	97,327	4,405,021
Alpha Metallurgical Resources Inc (b)	3,941	540,548
American Battery Technology Co (b)(c)	49,359	103,160
Century Aluminum Co (b)	20,757	929,291
Cleveland-Cliffs Inc (b)	210,423	2,424,073
Commercial Metals Co	40,885	2,809,617
Compass Minerals International Inc (b)	12,810	375,845
Contango Silver & Gold Inc (b)(c)	9,735	149,919
Dakota Gold Corp (b)	38,839	176,329
Hecla Mining Co	247,459	3,494,121
Idaho Strategic Resources Inc (b)	5,440	152,701
Ivanhoe Electric Inc / US (b)	43,283	396,039
Kaiser Aluminum Corp	5,967	952,811
Materion Corp	7,701	1,623,679
Mesabi Trust	5,080	111,709
Metallus Inc (b)	13,287	267,334
MP Materials Corp (b)(c)	49,843	2,062,005
Ramaco Resources Inc Class A (b)(c)	14,272	130,874
Ryerson Holding Corp	16,363	454,728
SunCoke Energy Inc	31,453	266,721
Tredegar Corp (b)	11,242	85,327
United States Antimony Corp (b)(c)	46,133	233,894
US Gold Corp (b)(c)	5,338	69,287
USA Rare Earth Inc Class A (b)(c)	65,263	975,682
Warrior Met Coal Inc	19,433	1,543,175
Worthington Steel Inc	11,933	429,707
		25,163,597
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	5,709	120,060
Magnera Corp (b)	12,172	161,279
Sylvamo Corp	12,416	464,483
		745,822
TOTAL MATERIALS		89,654,701
Real Estate - 7.1%
Diversified REITs - 0.2%
AH Realty Trust Inc Class A	29,359	204,339
Alpine Income Property Trust Inc	5,571	112,422
American Assets Trust Inc	17,946	423,346
Broadstone Net Lease Inc Class A	71,406	1,528,802
CTO Realty Growth Inc	12,012	263,904
Essential Properties Realty Trust Inc	79,902	2,500,134
Gladstone Commercial Corp	18,918	236,475
Global Net Lease Inc	71,560	624,003
		5,893,425
Health Care REITs - 1.2%
Alexandria Real Estate Equities Inc	57,882	2,978,029
American Healthcare REIT Inc	71,191	3,958,220
CareTrust REIT Inc	87,293	3,661,068
Chiron Real Estate Inc	4,717	167,453
Community Healthcare Trust Inc	10,693	195,789
Diversified Healthcare Trust	80,414	715,685
Healthcare Realty Trust Inc	127,904	2,687,263
Healthpeak Properties Inc	254,927	5,565,056
LTC Properties Inc	19,178	771,723
Medical Properties Trust Inc (c)	182,386	844,447
National Health Investors Inc	17,933	1,374,564
Omega Healthcare Investors Inc	110,012	5,569,908
Sabra Health Care REIT Inc	93,148	1,971,943
Universal Health Realty Income Trust	4,878	211,803
		30,672,951
Hotel & Resort REITs - 0.6%
Apple Hospitality REIT Inc	82,157	1,356,412
Chatham Lodging Trust	17,708	236,047
DiamondRock Hospitality Co	76,033	1,006,677
Host Hotels & Resorts Inc	235,325	5,913,717
Park Hotels & Resorts Inc	74,676	1,124,621
Pebblebrook Hotel Trust	41,789	798,170
RLJ Lodging Trust	55,824	683,844
Ryman Hospitality Properties Inc	23,327	3,117,654
Service Properties Trust	46,401	372,600
Summit Hotel Properties Inc	39,315	270,487
Sunstone Hotel Investors Inc	69,573	818,874
Xenia Hotels & Resorts Inc	34,264	705,153
		16,404,256
Industrial REITs - 0.8%
Americold Realty Trust Inc	105,349	1,484,367
EastGroup Properties Inc	19,857	4,150,312
First Industrial Realty Trust Inc	49,044	3,229,057
Industrial Logistics Properties Trust	21,936	188,869
Lineage Inc	21,286	901,888
LXP Industrial Trust	21,932	1,327,544
One Liberty Properties Inc	6,732	163,654
Rexford Industrial Realty Inc	83,002	3,134,986
STAG Industrial Inc Class A	70,834	2,710,109
Terreno Realty Corp	39,377	2,821,362
		20,112,148
Office REITs - 0.6%
Brandywine Realty Trust	65,674	199,649
BXP Inc	54,886	3,848,607
COPT Defense Properties	41,857	1,588,892
Cousins Properties Inc	60,924	1,922,152
Douglas Emmett Inc	62,550	739,341
Easterly Government Properties Inc	16,934	412,512
Empire State Realty Trust Inc Class A	51,288	259,517
Highwoods Properties Inc	40,938	1,356,276
Hudson Pacific Properties Inc (b)	20,036	275,896
JBG SMITH Properties	21,707	304,983
Kilroy Realty Corp	39,609	1,537,621
NET Lease Office Properties	5,902	69,053
Piedmont Realty Trust Inc Class A1 (b)	46,060	446,321
Postal Realty Trust Inc Class A	10,207	235,169
SL Green Realty Corp	26,322	1,393,223
Vornado Realty Trust	58,317	2,297,108
		16,886,320
Real Estate Management & Development - 0.7%
AGNT Inc	35,574	144,075
Compass Inc Class A (b)	236,562	2,694,441
Cushman & Wakefield Ltd	86,468	1,160,401
Douglas Elliman Inc (b)	29,284	49,489
Forestar Group Inc (b)	7,093	199,668
FRP Holdings Inc (b)	4,428	98,833
Howard Hughes Holdings Inc (b)	11,324	723,830
Jones Lang LaSalle Inc (b)	17,118	6,077,404
Marcus & Millichap Inc	8,682	266,972
Newmark Group Inc Class A	57,790	866,561
Opendoor Technologies Inc Class A (b)(c)	299,496	1,129,101
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,739	2,156
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,739	1,213
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,739	1,086
RE/MAX Holdings Inc Class A (b)	7,772	70,414
RMR Group Inc/The Class A (c)	6,279	119,552
Seaport Entertainment Group Inc (b)(c)	2,643	69,325
St Joe Co/The	14,629	910,509
Tejon Ranch Co (b)	9,335	158,042
Zillow Group Inc Class A (b)	19,029	660,116
Zillow Group Inc Class C (b)	59,178	2,015,603
		17,418,791
Residential REITs - 0.7%
American Homes 4 Rent Class A	117,029	3,911,109
Camden Property Trust	37,143	4,115,816
Centerspace	6,403	351,141
Equity LifeStyle Properties Inc	71,564	4,656,670
Independence Realty Trust Inc	87,405	1,453,545
NexPoint Residential Trust Inc	8,540	222,979
UDR Inc	109,169	4,165,889
UMH Properties Inc	30,613	462,562
		19,339,711
Retail REITs - 1.6%
Acadia Realty Trust	49,473	1,111,658
Agree Realty Corp	44,300	3,446,540
Alexander's Inc	817	208,335
Brixmor Property Group Inc	113,235	3,568,035
CBL & Associates Properties Inc	5,841	342,925
Curbline Properties Corp	35,892	1,099,731
Federal Realty Investment Trust	29,024	3,601,588
FrontView REIT Inc	8,735	177,670
Getty Realty Corp	20,940	714,892
InvenTrust Properties Corp	28,715	1,016,798
Kimco Realty Corp	249,069	6,346,279
Kite Realty Group Trust	75,150	2,150,793
Macerich Co/The	104,505	2,700,409
NETSTREIT Corp (c)	36,067	773,637
NNN REIT Inc	70,388	3,344,838
Phillips Edison & Co Inc	46,660	1,982,583
Regency Centers Corp	60,816	4,882,917
Saul Centers Inc	4,745	161,662
SITE Centers Corp	19,824	84,847
Tanger Inc	42,396	1,723,821
Urban Edge Properties	46,730	1,058,902
		40,498,860
Specialized REITs - 0.7%
CubeSmart	83,952	3,480,650
EPR Properties	28,366	1,760,678
Farmland Partners Inc	16,216	151,620
Four Corners Property Trust Inc	41,157	1,053,619
Gladstone Land Corp	15,221	123,442
Lamar Advertising Co Class A	32,154	5,143,354
Millrose Properties Inc Class A	57,204	1,600,568
Outfront Media Inc	56,583	1,803,300
Rayonier Inc	102,108	2,223,912
Safehold Inc	17,161	277,665
Smartstop Self Storage REIT Inc	20,400	684,216
		18,303,024
TOTAL REAL ESTATE		185,529,486
Utilities - 2.5%
Electric Utilities - 0.9%
Genie Energy Ltd Class B	7,712	107,274
Hawaiian Electric Industries Inc (b)	63,733	823,430
IDACORP Inc	20,419	2,918,079
MGE Energy Inc	14,046	1,117,078
OGE Energy Corp	76,346	3,614,983
Oklo Inc Class A (b)(c)	50,672	1,967,594
Otter Tail Corp	15,511	1,371,483
Pinnacle West Capital Corp	44,671	4,511,325
Portland General Electric Co	42,755	2,109,104
TXNM Energy Inc	36,635	2,121,899
		20,662,249
Gas Utilities - 0.6%
Chesapeake Utilities Corp	8,861	1,176,564
MDU Resources Group Inc	76,990	1,535,951
National Fuel Gas Co	35,076	2,887,106
New Jersey Resources Corp	37,182	2,152,466
Northwest Natural Holding Co	15,608	763,542
ONE Gas Inc	23,103	1,793,948
Southwest Gas Holdings Inc	23,742	2,122,535
Spire Inc	21,798	1,740,788
UGI Corp	79,227	2,861,679
		17,034,579
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The	263,055	3,861,647
Clearway Energy Inc Class C	44,698	1,418,268
Fervo Energy Co Class A (b)	26,289	592,554
Hallador Energy Co (b)	14,241	202,507
Ormat Technologies Inc	22,718	2,216,822
Talen Energy Corp (b)	16,750	5,596,175
		13,887,973
Multi-Utilities - 0.2%
Avista Corp	30,550	1,235,748
Black Hills Corp	28,114	2,001,998
Northwestern Energy Group Inc	22,834	1,569,609
Unitil Corp	6,685	360,589
		5,167,944
Water Utilities - 0.3%
American States Water Co	14,562	1,247,090
Artesian Resources Corp Class A	3,683	126,511
Cadiz Inc (b)(c)	18,989	56,776
California Water Service Group	21,989	1,101,869
Consolidated Water Co Ltd	5,483	160,104
Essential Utilities Inc	104,639	4,169,864
H2O America	14,412	883,888
Middlesex Water Co	7,063	404,710
York Water Co/The	5,968	184,829
		8,335,641
TOTAL UTILITIES		65,088,386
TOTAL UNITED STATES		2,570,755,939
TOTAL COMMON STOCKS (Cost $2,079,059,159)		2,614,078,748

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (h) (Cost $366,558)	3.64	367,000	366,632

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	5,984,889	5,986,086
Fidelity Securities Lending Cash Central Fund (i)(j)	3.72	103,088,527	103,098,836
TOTAL MONEY MARKET FUNDS (Cost $109,084,488)			109,084,922

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $2,188,510,205)	2,723,530,302
NET OTHER ASSETS (LIABILITIES) - (3.9)% (f)	(101,847,453)
NET ASSETS - 100.0%	2,621,682,849

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	26	9/2026	3,819,400	(7,974)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	11	9/2026	4,150,190	2,741
TOTAL LONG				(5,233)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $409,624 or 0.0% of net assets.

(f)	Includes $104,745 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $366,632.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $62,169,741.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	3,487,918	209,995,011	207,496,919	131,289	(358)	434	5,986,086	5,984,889
Fidelity Securities Lending Cash Central Fund	93,662,321	321,292,592	311,855,358	496,074	(719)	-	103,098,836	103,088,527
	97,150,239	531,287,603	519,352,277	627,363	(1,077)	434	109,084,922

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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